SEC File Nos.
                                                                   2-14728
                                                                   811-862

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 79 (X)

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 38 (X)


                        THE GROWTH FUND OF AMERICA, INC.
               (Exact name of registrant as specified in charter)

   P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
              (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (415) 421-9360


                                 Patrick F. Quan
                                    Secretary
                        The Growth Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120

                     (Name and address of agent for service)

                                    Copy to:

                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071


                  Approximate date of proposed public offering:

                   [X]   It is proposed that this filing will
                         become effective on November 1, 2005
                         pursuant to paragraph (b) of Rule 485.

[logo - American Funds/(R)/]            The right choice for the long term/(R)/




The Growth Fund
of America/(R)/


 PROSPECTUS







 November 1, 2005





TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
15    Shareholder information
16    Choosing a share class
18    Purchase and exchange of shares
21    Sales charges
24    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[This page is intentionally left blank for this filing.]

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results (before and after taxes) are not predictive of future results.



CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]


'95     29.80
'96     14.84
'97     26.86
'98     31.78
'99     45.70
'00      7.49
'01    -12.28
'02    -22.02
'03     32.90
'04     11.95

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST              27.17%  (quarter ended December 31, 1998)
LOWEST              -20.61%  (quarter ended September 30, 2001)


The fund's total return for the nine months ended September 30, 2005, was 8.73%.

The Growth Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:


     . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

     . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.


     . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

     . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE SAVINGS PLAN, SUCH AS COLLEGEAMERICA./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.


Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                        The Growth Fund of America / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73
 Before taxes                          5.50%    0.61%    14.11%       15.40%
 After taxes on distributions          5.45     0.01     12.47         N/A
 After taxes on distributions and      3.64     0.35     11.82         N/A
  sale of fund shares

                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                        6.11%     -1.48%
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       10.04       2.94
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       11.89       3.76
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                        5.48       4.85
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                        5.93       4.82
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                        9.88       6.08
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                       11.48       6.22
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       11.78      19.06

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P 500/2/                       10.87%  -2.30%    12.07%      12.19%




/1/ Lifetime results for Class A shares are measured from December 1, 1973, when Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the index(es) are measured from the date Capital Research and Management Company became the fund's investment adviser.
/2/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

The Growth Fund of America / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent        none/5/  5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees


/1/ Includes a version of this class offered through CollegeAmerica. CollegeAmerica accounts are subject to a $10 account set-up fee and an annual $10 account maintenance fee, which are not reflected in this table.
/2/ Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. CollegeAmerica accounts are subject to a $10 account set-up fee and an annual $10 account maintenance fee, which are not reflected in this table.

/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

/5/ A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/ The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
/7/  The contingent deferred sales charge is eliminated one year after purchase.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.29%    0.29%    0.29%    0.29%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                   0.14     0.14     0.19     0.16
-------------------------------------------------------------------------------
 Total annual fund operating         0.68     1.43     1.48     0.70
 expenses/10/
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.29%    0.29%    0.29%    0.29%    0.29%
-------------------------------------------------------------------------------
 Distribution and/or service         0.17     1.00     1.00     0.50     0.16
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/9/,/12/              0.27     0.30     0.29     0.27     0.27
-------------------------------------------------------------------------------
 Total annual fund operating         0.73     1.59     1.58     1.06     0.72
 expenses/10/



/8/ Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to 1.00% of each class' average net assets annually.
/9/  Includes    custodial,    legal,    transfer    agent    and    subtransfer
     agent/recordkeeping  payments  and  various  other  expenses.   Subtransfer
     agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
/10/ The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.
/11/ Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.

/12/ Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                        The Growth Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                            1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                  $640    $780    $  932     $1,373
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/            646     852       982      1,509
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/         146     452       782      1,509
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/            251     468       808      1,768
-------------------------------------------------------------------------------
 Class C -- assuming no redemption            151     468       808      1,768
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/      72     224       390        871
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                           665     834     1,016      1,534
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/,/6/    681     941     1,123      1,760
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption/3/,/6/ 181     541       923      1,760
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/,/6/    280     538       917      1,978
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    180     538       917      1,978
-------------------------------------------------------------------------------
 Class 529-E/6/                              128     376       643      1,397
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         93     270       459      1,000
   fees/5/,/6/



/1/  Reflects the maximum initial sales charge in the first year.
/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/  Reflects a contingent deferred sales charge in the first year.

/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
/6/ Reflects an initial $10 account set-up fee and an annual $10 CollegeAmerica account maintenance fee.

The Growth Fund of America / Prospectus

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                        The Growth Fund of America / Prospectus

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The  fund's   investment   adviser   attempts  to  reduce  these  risks  through
diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

The Growth Fund of America / Prospectus

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73
 Before taxes                          11.95%   1.81%    14.79%       15.62%
 After taxes on distributions          11.89    1.20     13.14         N/A
 After taxes on distributions and       7.84    1.37     12.45         N/A
  sale of fund shares
-------------------------------------------------------------------------------




                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       11.11%     -1.12%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       11.04       2.94
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       11.89       3.76
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       11.90       7.04
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                       10.93       6.08
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                       10.88       6.08
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                       11.48       6.22
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       11.78      19.06
---------------------------------------------------------




                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lipper Capital Appreciation Funds     11.31%  -4.07%     9.43%      11.99%
  Index/2/
 Lipper Growth Funds Index/3/           9.24   -4.94      9.56       10.98
 Lipper Multi-Cap Growth Funds         11.26   -7.00      9.43       11.92
  Index/4/
 Lipper Multi-Cap Core Funds Index/5/  12.39   -0.07     11.13       11.68



/1/ Lifetime results for Class A shares are measured from December 1, 1973, when Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the index(es) are measured from the date Capital Research and Management Company became the fund's investment adviser.
/2/ Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/3/ Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that, by portfolio practice, invest in a variety of market capitalization ranges. Multi-cap core funds may invest in a wide variety of companies. These funds normally have an average price-to-earnings ratio when compared to the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                        The Growth Fund of America / Prospectus

[begin pie chart]
INDUSTRY SECTOR DIVERSIFICATION AS OF AUGUST 31, 2005

Information technology               20.34%
Energy                               15.45%
Consumer discretionary               14.61%
Health care                          11.67%
Industrials                           8.27%
Other industries                     20.12%
Cash & equivalents                    9.54%

[end pie chart]




 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2005   PERCENT OF NET ASSETS
 Microsoft                                               2.03%
-----------------------------------------------------------------------
 Google                                                  2.02
-----------------------------------------------------------------------
 Lowe's Companies                                        1.86
-----------------------------------------------------------------------
 Target                                                  1.71
-----------------------------------------------------------------------
 Altria Group                                            1.69
-----------------------------------------------------------------------
 Schlumberger                                            1.57
-----------------------------------------------------------------------
 Time Warner                                             1.50
-----------------------------------------------------------------------
 Vodafone                                                1.38
-----------------------------------------------------------------------
 Burlington Resources                                    1.30
-----------------------------------------------------------------------
 Sanofi-Aventis                                          1.24
-----------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

The Growth Fund of America / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's Board of Directors is contained in the fund's annual report to shareholders for the year ended August 31, 2005.


EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 equity holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each

                                        The Growth Fund of America / Prospectus
calendar quarter-end) are located in the lower portion of this website page. These lists generally are posted to the website within 45 days from the end of the applicable month or quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s) and policies and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for The Growth Fund of America are:




                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 DONNALISA BARNUM            4 years         Senior Vice President,       Serves as an equity
                                             Capital Research Company     securities portfolio
                                                                          counselor
                                             Investment professional
                                             for 24 years in total; 19
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 GORDON CRAWFORD             14 years        Senior Vice President and    Serves as an equity
 Senior Vice President   (plus 16 years of   Director, Capital Research   securities portfolio
                         prior experience    and Management Company       counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 34 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------

                                       12

The Growth Fund of America / Prospectus





                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 JAMES E. DRASDO             20 years        Senior Vice President and    Serves as an equity
                         (plus 9 years of    Director, Capital Research   securities portfolio
                         prior experience    and Management Company       counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 34 years in total; 28
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN              1 year         Vice President, Capital      Serves as an equity
                                             Research and Management      securities portfolio
                                             Company                      counselor

                                             Investment professional
                                             for 19 years in total; 15
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 GREGG E. IRELAND             1 year         Senior Vice President,       Serves as an equity
                                             Capital Research and         securities portfolio
                                             Management Company           counselor

                                             Investment professional
                                             for 32 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 MICHAEL T. KERR             7 years         Senior Vice President,       Serves as an equity
 Vice President          (plus 4 years of    Capital Research Company     securities portfolio
                         prior experience                                 counselor
                              as an          Investment professional
                        investment analyst   for 22 years in total; 20
                          for the fund)      years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------


                                       13

                                        The Growth Fund of America / Prospectus



                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            12 years        Senior Vice President,       Serves as an equity
 President               (plus 6 years of    Capital Research and         securities portfolio
                         prior experience    Management Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 20 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         17 years        President and Director,      Serves as an equity
 Chairman of the Board   (plus 3 years of    Capital Research and         securities portfolio
                         prior experience    Management Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 35 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN         20 years        Chairman of the Board,       Serves as an equity
                                             Capital Research and         securities portfolio
                                             Management Company           counselor

                                             Investment professional
                                             for 41 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------




Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

The Growth Fund of America / Prospectus

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

                                        The Growth Fund of America / Prospectus

CHOOSING A SHARE CLASS

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.


Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

..    how long you expect to own the shares;

..    how much you intend to invest;

..    total expenses associated with owning shares of each class;

..    whether you  qualify  for any  reduction  or waiver of sales  charges  (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

..    whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

..    availability of share classes:

     -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and


     -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

The Growth Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% six
 sales charge            years after purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $50,000 per transaction
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000 per transaction
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

                                        The Growth Fund of America / Prospectus

PURCHASE AND EXCHANGE OF SHARES

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR

The Growth Fund of America / Prospectus

UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM
DESCRIPTION.  PLEASE  CONSULT  YOUR  FINANCIAL  ADVISER  BEFORE  MAKING  SUCH AN
EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from a fund in the American Funds (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the

                                        The Growth Fund of America / Prospectus
transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    With an automatic investment plan                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                    50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                   500,000



Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information.

If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

The Growth Fund of America / Prospectus

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

                                        The Growth Fund of America / Prospectus

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:


.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

..    investments made by accounts that are part of certain  qualified  fee-based programs and that purchased Class A shares before March 15, 2001; and

..    certain rollover  investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).


The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

     EMPLOYER-SPONSORED RETIREMENT PLANS

     Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares,
     which  are  described  in  more  detail  in  the  fund's   retirement  plan
     prospectus.

     Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

The Growth Fund of America / Prospectus

     Employer-sponsored retirement plans not currently investing in Class A shares without a sales charge are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."


     Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                 1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:   5%   4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                        The Growth Fund of America / Prospectus

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.


CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

The Growth Fund of America / Prospectus

AGGREGATING ACCOUNTS

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

..    trust  accounts  established  by the  above  individuals  (however,  if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

..    solely controlled business accounts; and

..    single-participant retirement plans.

CONCURRENT PURCHASES

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

RIGHTS OF ACCUMULATION

You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

STATEMENT OF INTENTION

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                        The Growth Fund of America / Prospectus

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

..    permitted  exchanges of shares,  except if shares  acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

..    tax-free returns of excess contributions to IRAs;

..    redemptions  due to death or  postpurchase  disability  of the  shareholder
     (this generally excludes accounts registered in the names of trusts and other entities);

..    for 529 share  classes  only,  redemptions  due to a  beneficiary's  death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

..    redemptions  due to the complete  termination  of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

..    the following types of transactions,  if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

     -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

     -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN  MORE  INFORMATION  ABOUT  SALES  CHARGE  REDUCTIONS  AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

The Growth Fund of America / Prospectus

ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

..    rollovers to IRAs from 403(b) plans with Capital Bank and Trust  Company as custodian; and

..    rollovers to IRAs that are attributable to American Funds  investments,  if they meet the following three requirements:

     -- the retirement plan from which assets are being rolled over is part of an American Funds proprietary retirement plan program (such as
          PlanPremier,/(R)/ Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

     -- the plan's assets were invested in American Funds at the time of distribution; and

     -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                        The Growth Fund of America / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to ..75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.


The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

The Growth Fund of America / Prospectus

HOW TO SELL SHARES

You may sell (redeem) shares in any of the following ways:

THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

..    Shares held for you in your dealer's name must be sold through the dealer.
..    Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

..    Requests must be signed by the registered shareholder(s).

..    A signature guarantee is required if the redemption is:
     --   over $75,000;
     --   made payable to someone other than the registered shareholder(s); or
     -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

..    American  Funds  Service  Company  reserves the right to require  signature guarantee(s) on any redemptions.

..    Additional  documentation  may be  required  for  sales of  shares  held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

..    Redemptions  by  telephone,   fax  or  the  Internet   (including  American
     FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.


..    Checks must be made payable to the registered shareholder.

..    Checks  must be mailed to an address of record  that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset

                                        The Growth Fund of America / Prospectus
value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

The Growth Fund of America / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate, if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.


TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                                  gains
                                                               (losses) on
                                                                securities
                                    Net asset       Net           (both
                                     value,     investment       realized      Total from
                                    beginning     income           and         investment
                                    of period     (loss)       unrealized)     operations
---------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                 $24.43       $ .21          $ 4.96          $ 5.17
Year ended 8/31/2004                  22.49         .05            1.90            1.95
Year ended 8/31/2003                  18.57         .06            3.88            3.94
Year ended 8/31/2002                  23.20         .04           (4.62)          (4.58)
Year ended 8/31/2001                  35.91         .15           (8.62)          (8.47)
---------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2005                  23.73          --/5/         4.82            4.82
Year ended 8/31/2004                  22.00        (.13)           1.86            1.73
Year ended 8/31/2003                  18.28        (.09)           3.81            3.72
Year ended 8/31/2002                  22.98        (.13)          (4.57)          (4.70)
Year ended 8/31/2001                  35.79        (.07)          (8.56)          (8.63)
---------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2005                  23.68        (.01 )          4.80            4.79
Year ended 8/31/2004                  21.96        (.14 )          1.86            1.72
Year ended 8/31/2003                  18.26        (.10 )          3.80            3.70
Year ended 8/31/2002                  22.95        (.13 )         (4.56)          (4.69)
Period from 3/15/2001 to 8/31/2001    23.78        (.08 )          (.75)           (.83)
---------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2005                  24.33         .20            4.94            5.14
Year ended 8/31/2004                  22.41         .04            1.90            1.94
Year ended 8/31/2003                  18.53         .05            3.87            3.92
Year ended 8/31/2002                  23.19         .03           (4.61)          (4.58)
Period from 3/15/2001 to 8/31/2001    23.92         .02            (.75)           (.73)
---------------------------------------------------------------------------------------------

                                          DIVIDENDS AND DISTRIBUTIONS




                                    Dividends   Distributions      Total
                                    (from net       (from        dividends    Net asset
                                    investment     capital          and       value, end    Total
                                     income)       gains)      distributions  of period    return/3/
-----------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                  $(.09)       $   --         $ (.09)       $29.51      21.20%
Year ended 8/31/2004                   (.01)           --           (.01)        24.43       8.65
Year ended 8/31/2003                   (.02)           --           (.02)        22.49      21.23
Year ended 8/31/2002                   (.05)           --           (.05)        18.57     (19.80)
Year ended 8/31/2001                   (.15)        (4.09)         (4.24)        23.20     (25.28)
-----------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2005                     --            --             --         28.55      20.31
Year ended 8/31/2004                     --            --             --         23.73       7.86
Year ended 8/31/2003                     --            --             --         22.00      20.35
Year ended 8/31/2002                     --            --             --         18.28     (20.45)
Year ended 8/31/2001                   (.09)        (4.09)         (4.18)        22.98     (25.83)
-----------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2005                     --            --             --         28.47      20.23
Year ended 8/31/2004                     --            --             --         23.68       7.83
Year ended 8/31/2003                     --            --             --         21.96      20.26
Year ended 8/31/2002                     --            --             --         18.26     (20.44)
Period from 3/15/2001 to 8/31/2001       --            --             --         22.95      (3.49)
-----------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2005                   (.10)           --           (.10)        29.37      21.18
Year ended 8/31/2004                   (.02)           --           (.02)        24.33       8.66
Year ended 8/31/2003                   (.04)           --           (.04)        22.41      21.22
Year ended 8/31/2002                   (.08)           --           (.08)        18.53     (19.83)
Period from 3/15/2001 to 8/31/2001       --            --             --         23.19      (3.05)
-----------------------------------------------------------------------------------------------------


                                                    Ratio of     Ratio of
                                                    expenses     expenses     Ratio of
                                                   to average   to average       net
                                                   net assets   net assets     income
                                     Net assets,     before        after      (loss) to
                                       end of         reim-        reim-       average
                                       period      bursements/  bursements/      net
                                    (in millions)    waivers    waivers/4/     assets
----------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                   $67,793        .68%         .66%          .76%
Year ended 8/31/2004                    52,432        .70          .70           .20
Year ended 8/31/2003                    41,267        .76          .76           .28
Year ended 8/31/2002                    30,644        .75          .75           .18
Year ended 8/31/2001                    34,312        .71          .71           .56
----------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2005                     6,098       1.43         1.41           .01
Year ended 8/31/2004                     4,788       1.44         1.44          (.55)
Year ended 8/31/2003                     3,490       1.53         1.53          (.49)
Year ended 8/31/2002                     2,170       1.52         1.52          (.60)
Year ended 8/31/2001                     1,437       1.48         1.48          (.29 )
----------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2005                     7,054       1.48         1.46          (.05)
Year ended 8/31/2004                     4,814       1.50         1.50          (.60)
Year ended 8/31/2003                     2,762       1.55         1.55          (.52)
Year ended 8/31/2002                     1,370       1.55         1.55          (.63)
Period from 3/15/2001 to 8/31/2001         385        .80          .80          (.34)
----------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2005                    12,122        .70          .68           .73
Year ended 8/31/2004                     7,237        .72          .72           .17
Year ended 8/31/2003                     3,721        .75          .75           .28
Year ended 8/31/2002                     1,576        .77          .77           .15
Period from 3/15/2001 to 8/31/2001         350        .38          .38           .08
----------------------------------------------------------------------------------------



                                       32

The Growth Fund of America / Prospectus





                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                                  gains
                                                               (losses) on
                                                                securities
                                    Net asset       Net           (both
                                     value,     investment       realized      Total from
                                    beginning     income           and         investment
                                    of period     (loss)       unrealized)     operations
---------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2005                 $24.38       $ .19          $ 4.95          $ 5.14
Year ended 8/31/2004                  22.47         .04            1.90            1.94
Year ended 8/31/2003                  18.56         .07            3.88            3.95
Period from 2/15/2002 to 8/31/2002    22.62         .01           (4.07)          (4.06)
---------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2005                  23.91        (.04)           4.84            4.80
Year ended 8/31/2004                  22.20        (.18)           1.89            1.71
Year ended 8/31/2003                  18.48        (.12)           3.84            3.72
Period from 2/15/2002 to 8/31/2002    22.62        (.08)          (4.06)          (4.14)
---------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2005                  23.91        (.04)           4.85            4.81
Year ended 8/31/2004                  22.21        (.17)           1.87            1.70
Year ended 8/31/2003                  18.48        (.12)           3.85            3.73
Period from 2/15/2002 to 8/31/2002    22.62        (.08)          (4.06)          (4.14)
---------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2005                  24.22         .10            4.92            5.02
Year ended 8/31/2004                  22.37        (.05)           1.90            1.85
Year ended 8/31/2003                  18.55        (.02)           3.87            3.85
Period from 3/1/2002 to 8/31/2002     22.95        (.02)          (4.38)          (4.40)
---------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2005                  24.34         .19            4.94            5.13
Year ended 8/31/2004                  22.45         .02            1.89            1.91
Period from 9/16/2002 to 8/31/2003    18.39         .03            4.06            4.09


                                          DIVIDENDS AND DISTRIBUTIONS


                                    Dividends   Distributions      Total
                                    (from net       (from        dividends    Net asset
                                    investment     capital          and       value, end    Total
                                     income)       gains)      distributions  of period    return/3/
-----------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2005                  $(.10)           --         $ (.10)       $29.42      21.13%
Year ended 8/31/2004                   (.03)           --           (.03)        24.38       8.63
Year ended 8/31/2003                   (.04)           --           (.04)        22.47      21.35
Period from 2/15/2002 to 8/31/2002       --            --             --         18.56     (17.95)
-----------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2005                     --            --             --         28.71      20.08
Year ended 8/31/2004                     --            --             --         23.91       7.70
Year ended 8/31/2003                     --            --             --         22.20      20.13
Period from 2/15/2002 to 8/31/2002       --            --             --         18.48     (18.30)
-----------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2005                     --            --             --         28.72      20.12
Year ended 8/31/2004                     --            --             --         23.91       7.65
Year ended 8/31/2003                     --            --             --         22.21      20.18
Period from 2/15/2002 to 8/31/2002       --            --             --         18.48     (18.30)
-----------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2005                   (.01)           --           (.01)        29.23      20.73
Year ended 8/31/2004                     --            --             --         24.22       8.27
Year ended 8/31/2003                   (.03)           --           (.03)        22.37      20.78
Period from 3/1/2002 to 8/31/2002        --            --             --         18.55     (19.17)
-----------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2005                   (.09)           --           (.09)        29.38      21.12
Year ended 8/31/2004                   (.02)           --           (.02)        24.34       8.53
Period from 9/16/2002 to 8/31/2003     (.03)           --           (.03)        22.45      22.27



                                                    Ratio of     Ratio of
                                                    expenses     expenses     Ratio of
                                                   to average   to average       net
                                                   net assets   net assets     income
                                     Net assets,     before        after      (loss) to
                                       end of         reim-        reim-       average
                                       period      bursements/  bursements/      net
                                    (in millions)    waivers    waivers/4/     assets
----------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2005                   $ 1,386        .73%         .71%          .69%
Year ended 8/31/2004                       815        .74          .74           .16
Year ended 8/31/2003                       409        .67          .67           .36
Period from 2/15/2002 to 8/31/2002         144        .86/6/       .86/6/        .07/6/
----------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2005                       335       1.59         1.57          (.16)
Year ended 8/31/2004                       219       1.62         1.62          (.72)
Year ended 8/31/2003                       120       1.66         1.66          (.63)
Period from 2/15/2002 to 8/31/2002          39       1.66/6/      1.66/6/       (.74)/6/
----------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2005                       447       1.58         1.56          (.15)
Year ended 8/31/2004                       273       1.61         1.61          (.71)
Year ended 8/31/2003                       136       1.65         1.65          (.61)
Period from 2/15/2002 to 8/31/2002          45       1.64/6/      1.64/6/       (.72)/6/
---------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2005                        76       1.06         1.04           .36
Year ended 8/31/2004                        44       1.09         1.09          (.19)
Year ended 8/31/2003                        23       1.11         1.11          (.08)
Period from 3/1/2002 to 8/31/2002            6        .56          .56          (.10)
----------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2005                        30        .72          .70           .70
Year ended 8/31/2004                        16        .84          .84           .07
Period from 9/16/2002 to 8/31/2003           5        .86/6/       .86/6/        .16/6/





(The Financial Highlights table continues on the following page.)


                                       The Growth Fund of America / Prospectus

                                          YEAR ENDED AUGUST 31
                        2005        2004       2003        2002         2001
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES     20%         19%        25%         30%          36%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/  Based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.

/5/  Amount less than one cent.
/6/  Annualized.

The Growth Fund of America / Prospectus

NOTES

                                        The Growth Fund of America / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/


        FOR SHAREHOLDER                 American Funds Service Company
        SERVICES                        800/421-0180

        FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator

        FOR DEALER SERVICES             American Funds Distributors
                                        800/421-9900

        FOR COLLEGEAMERICA/(R)/         American Funds Service Company
                                        800 /421-0180, ext. 529

        FOR 24-HOUR INFORMATION         American FundsLine/(R)/
                                        800/325-3590
                                        americanfunds.com

        Telephone conversations may be recorded or monitored
        for verification, recordkeeping and quality-assurance
        purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

COLLEGEAMERICA   PROGRAM  DESCRIPTION  The  CollegeAmerica  Program  Description
contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.




[logo - recycled bug]

Printed on recycled paper
MFGEPR-905-1105P Litho in USA CGD/MC/8009   Investment Company File No. 811-862
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International Capital Guardian      Capital Bank and Trust

[logo - American Funds/(R)/]             The right choice for the long term/(R)/




The Growth Fund
of America/(R)/





PROSPECTUS
ADDENDUM





November 1, 2005










THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of The Growth Fund of America are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.


FEES AND EXPENSES OF THE FUND -- PAGES 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                           none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------
 Management fees                                    0.29%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/1/                                  0.11
--------------------------------------------------------------
 Total annual fund operating expenses/2/            0.40



/1/  A  portion  of the  fund's  expenses  may be  used  to  pay  third  parties
     (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/2/ The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $41     $128     $224       $505
-------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES -- PAGES 18-20

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

SALES CHARGES -- PAGES 21-23

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

FINANCIAL HIGHLIGHTS/1/ -- PAGES 32-34

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                   Net
                                                                  gains
                                                               (losses) on
                                                                securities
                                    Net asset                     (both
                                     value,         Net          realized      Total from
                                    beginning   investment         and         investment
                                    of period     income       unrealized)     operations
---------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2005                 $24.50        $.28          $ 4.97          $ 5.25
Year ended 8/31/2004                  22.52         .12            1.91            2.03
Year ended 8/31/2003                  18.58         .11            3.89            4.00
Period from 5/15/2002 to 8/31/2002    22.40         .03           (3.85)          (3.82)
                                          DIVIDENDS AND DISTRIBUTIONS




                                    Dividends   Distributions      Total
                                    (from net       (from        dividends    Net asset
                                    investment     capital          and       value, end   Total
                                     income)       gains)      distributions  of period   return
---------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2005                  $(.19)          --          $(.19)        $29.56     21.52%
Year ended 8/31/2004                   (.05)          --           (.05)         24.50      9.02
Year ended 8/31/2003                   (.06)          --           (.06)         22.52     21.61
Period from 5/15/2002 to 8/31/2002       --           --             --          18.58    (17.05)

                                                    Ratio of     Ratio of
                                                    expenses     expenses
                                                   to average   to average     Ratio of
                                                   net assets   net assets       net
                                     Net assets,     before        after        income
                                       end of         reim-        reim-      to average
                                       period      bursements/  bursements/      net
                                    (in millions)    waivers    waivers/3/      assets
-----------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2005                   $3,204         .40%         .38%         1.02%
Year ended 8/31/2004                    1,179         .41          .41           .50
Year ended 8/31/2003                      297         .43          .43           .56
Period from 5/15/2002 to 8/31/2002         95         .13          .13           .14




                                           YEAR ENDED AUGUST 31
                           2005        2004       2003       2002       2001
----------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        20%         19%        25%        30%        36%
OF SHARES





/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/  Based on average shares outstanding.
/3/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.

                        THE GROWTH FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                              November 1, 2005



This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Growth Fund of America, Inc. (the "fund" or "GFA") dated November 1, 2005. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:


                        The Growth Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94120
                                  415/421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                               TABLE OF CONTENTS


Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .        7
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .        9
Execution of portfolio transactions . . . . . . . . . . . . . . . .       28
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .       29
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       32
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       37
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       41
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Shareholder account services and privileges . . . . . . . . . . . .       45
General information . . . . . . . . . . . . . . . . . . . . . . . .       47
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial statements




                      The Growth Fund of America -- Page 1

                  CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in  securities of companies that appear to offer superior opportunities for growth of capital.

DEBT SECURITIES

..    The  fund  may  invest  up to 10%  of its  assets  in  nonconvertible  debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's Investors Service ("Moody's") and BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may  invest  up to 15% of its  assets  in  securities  of  issuers domiciled outside the United States and Canada and not included in the S&P 500 Composite Index.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


           DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."


EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.



The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller



                      The Growth Fund of America -- Page 2
capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security and at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.



Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.



                      The Growth Fund of America -- Page 3

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.



Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.



Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


                      The Growth Fund of America -- Page 4

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.


Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.



U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.



FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or


                      The Growth Fund of America -- Page 5
pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.



CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes. The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly



                      The Growth Fund of America -- Page 6
greater   transaction   costs  in  the  form  of  dealer  spreads  or  brokerage
commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.



Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended August 31, 2005 and 2004 were 20% and 19%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.



The fund may not:


1. Purchase the securities of any issuer, except the U.S. government or any subdivision thereof, if upon such purchase more than 5% of the value of its total assets would consist of securities of such issuer.

2. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry.

3. Purchase more than 10% of the voting or non-voting securities of any one issuer.

4. Invest more than 15% of the value of its assets in securities that are illiquid.

5. Purchase securities on margin.

6. Purchase or sell any real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. Make loans to anyone (the purchase of a portion of an issue of bonds, debentures or other securities, whether or not on the original issue of such securities, is not to be considered the making of a loan).


                      The Growth Fund of America -- Page 7

8. Borrow more than an amount equal to 5% of the value of its total assets, determined immediately after the time of the borrowing, and then only from banks, as a temporary measure for extraordinary or emergency purposes.

9. Invest in the securities of any issuer for the purpose of exercising control or management.

10. Deal in commodities or commodity contracts.

11. Act as underwriter of securities issued by other persons.

For purposes of Investment Restriction #4, the fund will not invest more than 15% of its net assets in illiquid securities. Furthermore, Investment Restriction #10 does not prevent the fund from engaging in transactions involving forward currency contracts.


NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.


1. The fund does not currently intend to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3. The fund may not issue  senior  securities,  except as  permitted by the 1940
Act.


                      The Growth Fund of America -- Page 8

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                       YEAR FIRST                                             NUMBER OF PORTFOLIOS
                        POSITION        ELECTED                                                 WITHIN THE FUND
                        WITH THE       A DIRECTOR        PRINCIPAL OCCUPATION(S) DURING       COMPLEX/2 /OVERSEEN
   NAME AND AGE           FUND       OF THE FUND/1/              PAST FIVE YEARS                  BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/4/
--------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato   Director            2003        Chairman of the Board and CEO,                   4
 Age: 59                                              Ducommun Incorporated (aerospace
                                                      components manufacturer)
--------------------------------------------------------------------------------------------------------------------
 Robert J. Denison    Director            2005        Chair, First Security Management                 6
 Age: 64                                              (private investments)
--------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director            1970        Managing General Partner, Fox                    7
 Age: 68                                              Investments LP;  retired President
                                                      and CEO, Foster Farms (poultry
                                                      producer)
--------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director            1993        Co-founder, VentureThink LLC                     6
 Age: 57                                              (developed and managed e-commerce
                                                      businesses) and Versura, Inc.
                                                      (education loan exchange); former
                                                      Treasurer, The Washington Post
                                                      Company
--------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director            1976        Professor of Finance, Graduate School            8
 Age: 68                                              of Business, Stanford University
--------------------------------------------------------------------------------------------------------------------
 Gail L. Neale        Director            1998        President, The Lovejoy Consulting                6
 Age: 70                                              Group, Inc. (a pro bono consulting
                                                      group advising nonprofit
                                                      organizations)
--------------------------------------------------------------------------------------------------------------------



                      OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE                BY DIRECTOR
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS/4/
-----------------------------------------------------
 Joseph C. Berenato   Ducommun Incorporated
 Age: 59
-----------------------------------------------------
 Robert J. Denison    None
 Age: 64
-----------------------------------------------------
 Robert A. Fox        Chemtura Corporation
 Age: 68
-----------------------------------------------------
 Leonade D. Jones     None
 Age: 57
-----------------------------------------------------
 John G. McDonald     iStar Financial, Inc.; Plum
 Age: 68              Creek Timber Co.; Scholastic
                      Corporation; Varian, Inc.
-----------------------------------------------------
 Gail L. Neale        None
 Age: 70
-----------------------------------------------------


                     The Growth Fund of America -- Page 9

                                       YEAR FIRST                                             NUMBER OF PORTFOLIOS
                        POSITION        ELECTED                                                 WITHIN THE FUND
                        WITH THE       A DIRECTOR        PRINCIPAL OCCUPATION(S) DURING       COMPLEX/2 /OVERSEEN
   NAME AND AGE           FUND       OF THE FUND/1/              PAST FIVE YEARS                  BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/4/
--------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Chairman of         1989        President Emeritus, Keck Graduate                4
 Age: 70              the Board                       Institute of Applied Life Sciences
                      (independent
                      and Non-
                      Executive)
                      and Director
--------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director            1985        Private investor; corporate director;            6
 Age: 71                                              former lecturer, Department of
                                                      Molecular Biology, Princeton
                                                      University
--------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE                BY DIRECTOR
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS/4/
-----------------------------------------------------
 Henry E. Riggs       None
 Age: 70
-----------------------------------------------------
 Patricia K. Woolf    Chemtura Corporation; First
 Age: 71              Energy Corporation
-----------------------------------------------------







                                                   PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST           PAST FIVE YEARS AND
                                     ELECTED               POSITIONS HELD            NUMBER OF PORTFOLIOS
                       POSITION     A DIRECTOR        WITH AFFILIATED ENTITIES         WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE   AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ OVERSEEN             HELD
    NAME AND AGE         FUND     OF THE FUND/1/             OF THE FUND                 BY DIRECTOR             BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 James F. Rothenberg   Vice            1997        President and Director, Capital            2             None
 Age: 59               Chairman                    Research and Management
                       of the                      Company; Director, American
                       Board                       Funds Distributors, Inc.*;
                                                   Director, The Capital Group
                                                   Companies, Inc.*; Director,
                                                   Capital Group Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------



                      The Growth Fund of America -- Page 10



                                                   PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST           PAST FIVE YEARS AND
                                     ELECTED               POSITIONS HELD            NUMBER OF PORTFOLIOS
                       POSITION     A DIRECTOR        WITH AFFILIATED ENTITIES         WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE   AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ OVERSEEN             HELD
    NAME AND AGE         FUND     OF THE FUND/1/             OF THE FUND                 BY DIRECTOR             BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal      President       1995        Senior Vice President, Capital             3             None
 Age: 45                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford             Senior Vice               1992          Senior Vice President and Director, Capital Research and
 Age: 58                      President                              Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          Senior Vice               1994          Executive Vice President and Director, Capital Research and
 Age: 56                      President                              Management Company; Director, The Capital Group Companies,
                                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Bradley J. Vogt/6/          Senior Vice               1999          President and Director, Capital Research Company*; Director,
 Age: 40                      President                              American Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Richard M. Beleson/6/        Vice President             1992        Director, Capital Research and Management Company; Senior
 Age: 51                                                             Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Michael T. Kerr            Vice President             1998          Vice President, Capital Research and Management Company;
 Age: 46                                                             Senior Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Merritt/6/         Vice President             2004          Vice President, Capital Research Company*
 Age: 36
-----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan              Secretary             1986 - 1998      Vice President - Fund Business Management Group, Capital
 Age: 47                                               2000          Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------


                      The Growth Fund of America -- Page 11



                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Treasurer                1998          Vice President - Fund Business Management Group, Capital
 Age: 37                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett      Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 39                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



*    Company affiliated with Capital Research and Management Company.

/1/ Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.

/4/ A "Non-interested" Director refers to a Director who is not an "interested person" within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/5/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/6/ All of the officers listed, except Messrs. Beleson, Merritt and Vogt, are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Growth Fund of America -- Page 12

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2004



                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato          $50,001 - $100,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Robert J. Denison/3/          Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones             $10,001 - $50,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale               $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                 Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf            Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Donald D. O'Neal               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg            Over $100,000              Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The
     amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/3/ Elected effective February 17, 2005; value of fund shares owned February 25, 2005.



DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each Non-interested Director an annual fee of $21,000. If the aggregate annual fees paid to a Non-interested Director by all funds advised by the investment adviser is less than $50,000, that Non-interested Director would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the Non-interested Director serves as a director on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a Director to oversee even one fund. In addition, the fund pays to Non-interested Directors fees of (a) $2,000 for each Board of Directors meeting attended and (b) $1,000 for each meeting attended as a member of a committee of the Board of Directors.


The Nominating Committee of the Board of Directors, a Committee comprised exclusively of Non-interested Directors reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting



                      The Growth Fund of America -- Page 13
the complexity of the Board's oversight obligations, as well as comparative industry data. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 per committee from the fund if they serve as a member of four proxy committees, or $6,250 per committee if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Non-interested Directors.




DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2005



                                                                       TOTAL COMPENSATION (INCLUDING
                                                                            VOLUNTARILY DEFERRED
                                                                              COMPENSATION/1/)
                                             AGGREGATE COMPENSATION      FROM ALL FUNDS MANAGED BY
                                             (INCLUDING VOLUNTARILY         CAPITAL RESEARCH AND
                                            DEFERRED COMPENSATION/1/)            MANAGEMENT
    NAME                                          FROM THE FUND         COMPANY OR ITS AFFILIATES/2/
-----------------------------------------------------------------------------------------------------
 Joseph C. Berenato/3/                               $39,500                      $141,000
-----------------------------------------------------------------------------------------------------
 Robert J. Denison/3//,4/                             25,250                        69,008
-----------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                     46,358                       278,500
-----------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                  47,499                       244,000
-----------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                  45,250                       341,500
-----------------------------------------------------------------------------------------------------
 Gail L. Neale/3/                                     37,200                       146,500
-----------------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                                    39,000                       148,000
-----------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                 42,166                       218,000
-----------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended August 31, 2005, includes earnings on amounts deferred in previous fiscal years.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.

/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2005 fiscal year for participating Directors is as follows: Joseph C. Berenato ($72,765), Robert J. Denison ($26,480), Robert A. Fox ($545,473),
     Leonade D. Jones ($125,036), John G. McDonald ($440,240), Gail L. Neale ($7,691), Henry E. Riggs ($496,520) and Patricia K. Woolf ($156,801).
     Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
/4/  Elected effective February 17, 2005.



As of October 1, 2005, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1958 and reorganized as a Maryland corporation on September 22, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.



                      The Growth Fund of America -- Page 14

Under Maryland law, the business affairs of a fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.



Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.



The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with Non-interested Directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and Directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, Directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an Audit Committee comprised of Joseph C. Berenato, Robert J. Denison, Robert A. Fox and Leonade D. Jones, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Directors. Five Audit Committee meetings were held during the 2005 fiscal year.



                      The Growth Fund of America -- Page 15

The fund has a Governance and Contracts Committee comprised of Joseph C. Berenato, Robert J. Denison, Robert A. Fox, Leonade D. Jones, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Governance and Contracts Committee meetings were held during the 2005 fiscal year.


The fund has a Nominating Committee comprised of Joseph C. Berenato, John G. McDonald, Gail L. Neale and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates Non-interested Director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Four Nominating Committee meetings were held during the 2005 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2005 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance Series. Certain American Funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.



All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and


                      The Growth Fund of America -- Page 16
voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Information   regarding  how  the  fund  voted  proxies  relating  to  portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180 or (b) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.



     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such


                      The Growth Fund of America -- Page 17
     items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.


PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.



                   NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                                  Class A        13.68%
 201 Progress Parkway                                   Class B         6.37
 Maryland Heights, MO 63043-3009
-------------------------------------------------------------------------------
 MLPF&S                                                 Class B         5.56
 4800 Deer Lake Drive East, Floor 2                     Class C        20.44
 Jacksonville, FL 32246-6484                            Class R-3       9.77
                                                        Class R-4       6.18
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                         Class B         5.49
 333 W. 34th Street                                     Class C        11.70
 New York, NY 10001-2402                                Class F         5.35
-------------------------------------------------------------------------------
 Dean Witter Reynolds                                   Class B         5.10
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ 07311-3907
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                             Class F        13.98
 101 Montgomery Street                                  Class R-4       8.04
 San Francisco, CA 94104-4122
-------------------------------------------------------------------------------
 Hartfold Life Insurance Co.                            Class R-1      15.38
 P.O. Box 2999                                          Class R-3       5.63
 Hartford, CT 06104-2999
-------------------------------------------------------------------------------
 ING National Trust                                     Class R-2       6.15
 151 Farmington Avenue, #TN41
 Hartford, CT 06156-0001
-------------------------------------------------------------------------------
 ING Life Insurance & Annuity                           Class R-3       7.16
 151 Farmington Avenue, #TN41
 Hartford, CT 06156-0001
-------------------------------------------------------------------------------
 Nationwide Trust Company                               Class R-3       6.88
 P.O. Box 182029
 Columbus, OH 43218-2029
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                   Class R-3       5.74
 250 Bloor Street, East, 7th Floor
 Toronto Ontario
 Canada M4W 1E5
-------------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust Principal           Class R-3       5.46
 Financial Group
 711 High Street
 Des Moines, IA 50392-0001
-------------------------------------------------------------------------------
 Fidelity Investments Institutional Operations Co.      Class R-4       9.95
 100 Magellan Way, KWIC                                 Class R-5      11.56
 Covington, KY 41015-1999
-------------------------------------------------------------------------------



                      The Growth Fund of America -- Page 18

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.



The  investment  adviser is  responsible  for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.


COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and Management Company.


Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The Growth Fund of America portfolio counselors are measured include: S&P 500 and Lipper Growth Funds Index (customized to remove The Growth Fund of America and index funds).



                      The Growth Fund of America -- Page 19

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.



THE FOLLOWING TABLE REFLECTS INFORMATION AS OF AUGUST 31, 2005:


                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER          NUMBER
                                        REGISTERED           POOLED          OF OTHER
                                        INVESTMENT         INVESTMENT        ACCOUNTS
                                     COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                           THAT               THAT           PORTFOLIO
                                         PORTFOLIO         PORTFOLIO         COUNSELOR
                      DOLLAR RANGE       COUNSELOR         COUNSELOR          MANAGES
                         OF FUND          MANAGES           MANAGES         (ASSETS OF
     PORTFOLIO           SHARES       (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR          OWNED/1/      IN BILLIONS)/2/     IN BILLIONS)    IN BILLIONS)/3/
-------------------------------------------------------------------------------------------
 Donnalisa Barnum         Over         1       $63.9/4/       None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 Gordon Crawford          Over         4      $111.8/4/       None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 James E. Drasdo          Over         2      $104.3/4/       None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 Timothy P. Dunn       $50,001 --      2      $102.5/4/       None              None
                        $100,000
--------------------------------------------------------------------------------------------
 Gregg E. Ireland         Over         3      $165.1/4/   1      $0.041/5/      None
                       $1,000,000
--------------------------------------------------------------------------------------------
 Michael T. Kerr       $500,001 --     2       $90.2/4/       None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 Donald D. O'Neal         Over         2      $141.9/4/   1      $0.041/5/      None
                       $1,000,000
--------------------------------------------------------------------------------------------
 James F. Rothenberg      Over         2      $131.9/4/       None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 R. Michael Shanahan   $100,001 --     3      $115.3/4/       None              None
                        $500,000
--------------------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
     $500,001 - $1,000,000;  and Over  $1,000,000.  The amounts  listed  include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s).
/3/ Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
/4/ Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
/5/ Represents a fund advised by Capital Research and Management Company and sold in Europe. Assets noted are the total net assets of the fund and are not indicative of the total assets managed by the individual, which is a substantially lower amount.



                      The Growth Fund of America -- Page 20

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until August 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Non-interested Directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.



The Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:


                                 Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.500%               $              0           $  1,000,000,000
------------------------------------------------------------------------------
         0.400                   1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.370                   2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.350                   3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.330                   5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.315                   8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.300                  13,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.290                  21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.285                  27,000,000,000             34,000,000,000
------------------------------------------------------------------------------


                      The Growth Fund of America -- Page 21




          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.280                  34,000,000,000             44,000,000,000
------------------------------------------------------------------------------
         0.275                  44,000,000,000             55,000,000,000
------------------------------------------------------------------------------
         0.270                  55,000,000,000             71,000,000,000
------------------------------------------------------------------------------
         0.265                  71,000,000,000             89,000,000,000
------------------------------------------------------------------------------
         0.260                  89,000,000,000            102,500,000,000
------------------------------------------------------------------------------
         0.255                 102,500,000,000            116,000,000,000
------------------------------------------------------------------------------
         0.250                 116,000,000,000            130,000,000,000
------------------------------------------------------------------------------
         0.245                 130,000,000,000
------------------------------------------------------------------------------




The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof.



Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended August 31, 2005, the investment adviser was entitled to receive from the fund advisory fees of $276,238,000. As a result of the advisory fee waivers described below, for the year ended August 31, 2005, the fee shown on the accompanying financial statements of $276,238,000 was reduced by $20,117,000 to $256,121,000. For the fiscal years ended August 31, 2004 and 2003, advisory fees paid by the fund amounted to $205,522,000 and $126,978,000, respectively.


For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until August 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Non-interested Directors. The investment adviser has the right to terminate the Administrative



                      The Growth Fund of America -- Page 22

Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended August 31, 2005, the total fees paid by the investment adviser were $534,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets of Class R-5 shares. This fee is subject to the same uses and limitations described above.




During the 2005 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:


                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------
                CLASS C                                $10,353,000
--------------------------------------------------------------------------------
                CLASS F                                 14,177,000
--------------------------------------------------------------------------------
              CLASS 529-A                                1,691,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  510,000
--------------------------------------------------------------------------------
              CLASS 529-C                                  628,000
--------------------------------------------------------------------------------
              CLASS 529-E                                   92,000
--------------------------------------------------------------------------------
              CLASS 529-F                                   36,000
--------------------------------------------------------------------------------
               CLASS R-1                                   169,000
--------------------------------------------------------------------------------
               CLASS R-2                                 5,635,000
--------------------------------------------------------------------------------
               CLASS R-3                                 7,774,000
--------------------------------------------------------------------------------
               CLASS R-4                                 8,769,000
--------------------------------------------------------------------------------
               CLASS R-5                                 2,220,000
--------------------------------------------------------------------------------



                      The Growth Fund of America -- Page 23

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.



Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                             COMMISSIONS,        ALLOWANCE OR
                                                REVENUE          COMPENSATION
                       FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
--------------------------------------------------------------------------------
        CLASS A               2005            $37,036,000        $172,783,000
                              2004             42,203,000         199,039,000
                              2003             22,263,000         108,905,000
--------------------------------------------------------------------------------
        CLASS B               2005              4,167,000          28,346,000
                              2004              6,537,000          50,147,000
                              2003              6,584,000          39,235,000
--------------------------------------------------------------------------------
        CLASS C               2005              1,515,000          18,022,000
                              2004                     --          21,866,000
                              2003                     --          11,818,000
--------------------------------------------------------------------------------


                      The Growth Fund of America -- Page 24



                                             COMMISSIONS,        ALLOWANCE OR
                                                REVENUE          COMPENSATION
                       FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
--------------------------------------------------------------------------------
      CLASS 529-A             2005              2,527,000          12,480,000
                              2004              2,432,000          12,077,000
                              2003              1,263,000           6,352,000
--------------------------------------------------------------------------------
      CLASS 529-B             2005                460,000           2,790,000
                              2004                619,000           3,631,000
                              2003                441,000           2,563,000
--------------------------------------------------------------------------------
      CLASS 529-C             2005                 69,000           1,223,000
                              2004                     --           1,300,000
                              2003                     --             728,000
--------------------------------------------------------------------------------




The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, up to 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to



                      The Growth Fund of America -- Page 25

Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of August 31, 2005, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $13,851,000.


For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.


For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25%



                      The Growth Fund of America -- Page 26
is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.




During the 2005 fiscal year, total 12b-1 expenses, and the portion of the expense that remained unpaid, were:


                                                        12B-1 UNPAID LIABILITY
                                 12B-1 EXPENSES              OUTSTANDING
--------------------------------------------------------------------------------
          CLASS A                 $150,085,000               $30,387,000
--------------------------------------------------------------------------------
          CLASS B                   54,762,000                 7,006,000
--------------------------------------------------------------------------------
          CLASS C                   58,814,000                12,315,000
--------------------------------------------------------------------------------
          CLASS F                   23,890,000                 6,489,000
--------------------------------------------------------------------------------
        CLASS 529-A                  1,845,000                   523,000
--------------------------------------------------------------------------------
        CLASS 529-B                  2,777,000                   373,000
--------------------------------------------------------------------------------
        CLASS 529-C                  3,569,000                   847,000
--------------------------------------------------------------------------------
        CLASS 529-E                    299,000                    84,000
--------------------------------------------------------------------------------
        CLASS 529-F                     36,000                         0
--------------------------------------------------------------------------------
         CLASS R-1                     879,000                   274,000
--------------------------------------------------------------------------------
         CLASS R-2                   9,175,000                 2,679,000
--------------------------------------------------------------------------------
         CLASS R-3                  23,709,000                 6,737,000
--------------------------------------------------------------------------------
         CLASS R-4                  14,269,000                 3,627,000
--------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:


     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones


                      The Growth Fund of America -- Page 27

     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



                      The Growth Fund of America -- Page 28

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended August 31, 2005, 2004 and 2003 amounted to $52,587,000, $54,400,000 and
$46,216,000, respectively. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The overall blended brokerage rate in 2005 was lower than in the previous year.



The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.


At  the  end  of  the  fund's  most  recent  fiscal  year,  the  fund's  regular broker-dealers included Citigroup Global Markets Holdings, Inc. and Banc of America Securities, LLC. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup, Inc. in the amount of $466,588,000. The fund held debt securities of Bank of America Corp. in the amount of $348,684,000.



                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's Board of Directors and compliance will be periodically assessed by the Board in connection with reporting from the fund's Chief Compliance Officer.


Under these policies and procedures, the fund's complete list of portfolio holdings required for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the fund (including the fund's Board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.


Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the fund receiving such information are subject to confidentiality



                      The Growth Fund of America -- Page 29
obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.


Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the fund's investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes), helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.


                                 PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday;



                      The Growth Fund of America -- Page 30

Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).



All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.


Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.



                      The Growth Fund of America -- Page 31

2. Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.


3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                             TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.



Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed,



                      The Growth Fund of America -- Page 32
undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.



     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.



     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with


                      The Growth Fund of America -- Page 33
     respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing


                      The Growth Fund of America -- Page 34
     the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.



SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.


     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be


                      The Growth Fund of America -- Page 35
     treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).


Any loss realized on a redemption or exchange of share of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.



The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      The Growth Fund of America -- Page 36

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                         PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.


     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.



                      The Growth Fund of America -- Page 37

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.


The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments.



EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).


FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.


OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the



                      The Growth Fund of America -- Page 38
activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


                                  SALES CHARGES

CLASS A PURCHASES


     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.


     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3) currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds,



                      The Growth Fund of America -- Page 39
          plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;


     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.


     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     EDWARD JONES FREE SWITCH PROGRAM

     Eligible clients of broker-dealer Edward Jones may purchase Class A shares at net asset value under the terms of the Edward Jones Free Switch program. The program applies to purchases initiated within the 90-day period beginning August 19, 2005, and ending November 16, 2005, at 3:00 p.m. Central time. The fund's Board has determined that it would be in the best interests of the fund and its shareholders and desirable to have the fund participate in the program.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.



                      The Growth Fund of America -- Page 40

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                       SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the Statement Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the


                      The Growth Fund of America -- Page 41

     Statement period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, individual 403(b) plan (see exception in "Purchases by certain 403(b) plans" under "Sales charges") or single-participant Keogh-type plan;


     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;


     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     . for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes of a single employer or affiliated employers as defined in the 1940 Act.



                      The Growth Fund of America -- Page 42

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation


                      The Growth Fund of America -- Page 43
          on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


                      The Growth Fund of America -- Page 44

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                   SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


                      The Growth Fund of America -- Page 45

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.



Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


                      The Growth Fund of America -- Page 46

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.



REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE  CERTIFICATES -- Shares are credited to your account and  certificates are
not  issued  unless  you  request  them  by  contacting   the  Transfer   Agent.
Certificates are not available for the 529 or R share classes.



                               GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                      The Growth Fund of America -- Page 47

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid fees of $69,362,000 for Class A shares and $6,325,000 for Class B shares, respectively, for the 2005 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for Non-interested Directors in their capacities as such. Certain legal matters in connection with certain classes of the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the Non-interested Directors of the fund, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.



CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions


                      The Growth Fund of America -- Page 48
on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.


On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles County Superior Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and Principal Underwriter that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and Principal Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los Angeles County Superior Court, the Attorney General's complaint alleges violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.


The investment adviser and Principal Underwriter believe that these matters are not likely to have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of California, raising issues related to so-called "directed brokerage" and "revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."


OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2005


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $29.51
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $31.31



                      The Growth Fund of America -- Page 49

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.



                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433


                      The Growth Fund of America -- Page 50


                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409




                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523


                      The Growth Fund of America -- Page 51

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.


                      The Growth Fund of America -- Page 52

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.


                           DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                      The Growth Fund of America -- Page 53

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                      The Growth Fund of America -- Page 54

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                      The Growth Fund of America -- Page 55





[logo - American Funds(R)]

THE GROWTH FUND OF AMERICA(R)
Investment portfolio

August 31, 2005

                                                                                                                    Market value
COMMON STOCKS -- 90.21%                                                                                  Shares            (000)


INFORMATION TECHNOLOGY -- 20.34%
Microsoft Corp.                                                                                      84,999,715       $2,328,992
Google Inc., Class A(1)                                                                               8,095,400        2,315,284
Texas Instruments Inc.                                                                               43,120,200        1,409,168
Corning Inc.(1)                                                                                      66,970,000        1,336,721
Taiwan Semiconductor Manufacturing Co. Ltd.                                                         576,377,968          951,642
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                                                    24,675,200          203,077
Applied Materials, Inc.                                                                              58,665,000        1,074,156
Maxim Integrated Products, Inc.(2)                                                                   17,640,000          752,346
Cisco Systems, Inc.(1)                                                                               40,840,000          719,601
Yahoo! Inc.(1)                                                                                       21,450,554          715,161
First Data Corp.                                                                                     16,540,000          687,237
Analog Devices, Inc.                                                                                 16,716,666          609,322
Samsung Electronics Co., Ltd.                                                                         1,133,800          593,065
Linear Technology Corp.                                                                              15,175,000          575,588
Xilinx, Inc.(2)                                                                                      18,850,000          529,496
KLA-Tencor Corp.(2)                                                                                  10,375,000          526,635
Altera Corp.(1,2)                                                                                    20,400,000          446,148
Advanced Micro Devices, Inc.(1)                                                                      19,800,000          411,246
Microchip Technology Inc.(2)                                                                         12,755,000          396,936
SOFTBANK CORP.                                                                                        7,220,000          366,090
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                       10,300,000          359,470
Micron Technology, Inc.(1)                                                                           28,510,000          339,554
Automatic Data Processing, Inc.                                                                       7,500,000          320,625
Intuit Inc.(1)                                                                                        6,334,900          290,392
Sun Microsystems, Inc.(1)                                                                            71,546,700          271,877
International Business Machines Corp.                                                                 3,195,000          257,581
EMC Corp.(1)                                                                                         17,700,000          227,622
Oracle Corp.(1)                                                                                      17,475,000          226,651
Dell Inc.(1)                                                                                          6,210,000          221,076
Teradyne, Inc.(1,2)                                                                                  12,725,000          213,780
CDW Corp.                                                                                             3,500,000          206,780
Cadence Design Systems, Inc.(1)                                                                      12,400,000          198,524
Flextronics International Ltd.(1)                                                                    14,815,000          193,484
Ceridian Corp.(1,2)                                                                                   9,219,900          187,164
AU Optronics Corp.                                                                                  125,786,000          185,760
Murata Manufacturing Co., Ltd.                                                                        3,524,000          183,781
Rohm Co., Ltd.                                                                                        1,932,000          175,493
ASML Holding NV (New York registered)(1)                                                              9,625,000          162,662
Hirose Electric Co., Ltd.                                                                             1,289,100          146,806
Mediatek Incorporation                                                                               16,408,434          138,969
Hoya Corp.                                                                                            1,051,000          136,885
Sabre Holdings Corp., Class A(2)                                                                      7,062,811          135,465
Nortel Networks Corp.(1)                                                                             44,300,000          134,672
Fujitsu Ltd.                                                                                         22,260,000          131,983
Hewlett-Packard Co.                                                                                   4,638,500          128,765
Solectron Corp.(1)                                                                                   30,470,600          124,929
Hon Hai Precision Industry Co., Ltd.(1)                                                              22,884,974          118,252
Compuware Corp.(1)                                                                                   13,000,000          117,780
Intel Corp.                                                                                           4,000,000          102,880
VeriSign, Inc.(1)                                                                                     4,500,000           98,100
Lam Research Corp.(1)                                                                                 3,000,000           95,100
Freescale Semiconductor, Inc., Class A(1)                                                             3,500,000           83,580
Freescale Semiconductor, Inc., Class B(1)                                                               140,944            3,394
Lucent Technologies Inc.(1)                                                                          27,500,000           84,700
Paychex, Inc.                                                                                         2,273,019           77,578
National Instruments Corp.                                                                            2,250,000           63,877
Jabil Circuit, Inc.(1)                                                                                1,640,000           48,282
Alcatel (ADR)(1)                                                                                      4,000,000           46,680
Agere Systems Inc., Class A(1)                                                                        3,682,124           41,682
QUALCOMM Inc.(1)                                                                                      1,000,000           39,710
Motorola, Inc.                                                                                        1,276,500           27,930
Sanmina-SCI Corp.(1)                                                                                  4,570,000           23,170
Cypress Semiconductor Corp.(1)                                                                          300,000            4,689
                                                                                                                      23,326,045

ENERGY -- 15.45%
Schlumberger Ltd.                                                                                    20,863,300        1,799,042
Burlington Resources Inc.(2)                                                                         20,260,000        1,494,985
Canadian Natural Resources, Ltd.                                                                     22,890,000        1,127,055
Suncor Energy Inc.                                                                                   18,351,847        1,087,202
Devon Energy Corp.                                                                                   17,680,000        1,074,414
Halliburton Co.                                                                                      12,905,000          799,723
EOG Resources, Inc.(2)                                                                               12,430,000          793,407
Transocean Inc.(1)                                                                                   12,649,900          746,850
Apache Corp.                                                                                          9,395,060          672,874
Petro-Canada                                                                                         16,300,000          658,863
Baker Hughes Inc.                                                                                    10,270,000          603,362
BJ Services Co.(2)                                                                                    8,975,000          566,143
Noble Corp.(2)                                                                                        7,585,000          540,810
Diamond Offshore Drilling, Inc.                                                                       6,425,000          379,460
CONSOL Energy Inc.(2,3)                                                                               3,700,000          257,890
CONSOL Energy Inc.(2)                                                                                 1,728,200          120,456
MOL Magyar Olaj- es Gazipari Rt., Class A                                                             3,425,000          376,455
Occidental Petroleum Corp.                                                                            4,490,000          372,805
Nexen Inc.                                                                                            8,486,211          367,819
Anadarko Petroleum Corp.                                                                              4,000,000          363,480
BG Group PLC                                                                                         40,291,737          362,827
LUKoil Holding (ADR)                                                                                  7,080,000          344,796
Shell Canada Ltd.                                                                                    10,500,000          340,421
Smith International, Inc.                                                                             8,874,600          308,304
Newfield Exploration Co.(1)                                                                           5,674,800          267,964
Cameco Corp.                                                                                          4,500,000          226,762
Imperial Oil Ltd.                                                                                     2,018,744          204,679
Weatherford International Ltd.(1)                                                                     3,000,000          203,130
ENSCO International Inc.                                                                              4,617,450          188,669
National Oilwell Varco Inc.(1)                                                                        2,889,300          185,522
Norsk Hydro ASA (ADR)                                                                                 1,567,800          168,319
Cross Timbers Oil Co.                                                                                 3,500,000          139,300
Premcor Inc.(4)                                                                                       1,438,300          128,149
Repsol YPF, SA                                                                                        4,000,000          118,231
Exxon Mobil Corp.                                                                                     1,900,000          113,810
Rowan Companies, Inc.                                                                                 2,975,000          110,670
Murphy Oil Corp.                                                                                      1,756,000           95,965
                                                                                                                      17,710,613

CONSUMER DISCRETIONARY -- 14.61%
Lowe's Companies, Inc.                                                                               33,160,400        2,132,545
Target Corp.                                                                                         36,435,000        1,958,381
Time Warner Inc.                                                                                     95,650,000        1,714,048
Best Buy Co., Inc.                                                                                   23,663,400        1,127,798
Comcast Corp., Class A(1)                                                                            20,611,500          633,804
Comcast Corp., Class A, special nonvoting stock(1)                                                   10,400,000          313,872
Carnival Corp., units                                                                                16,750,000          826,445
News Corp. Inc., Class A                                                                             45,936,216          744,626
Clear Channel Communications, Inc.                                                                   22,335,000          743,755
Liberty Media Corp., Class A(1)                                                                      82,375,000          684,536
Harrah's Entertainment, Inc.                                                                          8,319,036          578,672
Starbucks Corp.(1)                                                                                   11,699,200          573,729
IAC/InterActiveCorp(1)                                                                               21,375,000          524,756
Expedia, Inc.(1)                                                                                     21,375,000          475,808
Liberty Global International, Inc., Class A(1)                                                        9,210,206          467,418
Limited Brands, Inc.(2)                                                                              20,700,000          454,986
Gap, Inc.                                                                                            20,567,600          390,990
International Game Technology                                                                        12,329,000          341,760
Michaels Stores, Inc.                                                                                 6,700,000          243,210
YUM! Brands, Inc.                                                                                     4,003,200          189,672
Brinker International, Inc.(1,2)                                                                      5,000,000          185,750
Yamada Denki Co., Ltd.                                                                                2,640,000          168,937
Ross Stores, Inc.                                                                                     5,887,000          146,469
Harley-Davidson Motor Co.                                                                             2,957,200          145,672
Magna International Inc., Class A                                                                     1,701,000          124,955
Outback Steakhouse, Inc.                                                                              2,940,000          122,333
A. H. Belo Corp., Class A                                                                             4,850,000          119,116
Toyota Motor Corp.                                                                                    2,730,000          111,036
Interpublic Group of Companies, Inc.(1)                                                               7,700,000           93,401
Lennar Corp., Class A                                                                                 1,500,000           93,150
CarMax, Inc.(1)                                                                                       2,500,000           79,650
Gentex Corp.                                                                                          4,600,000           78,752
TJX Companies, Inc.                                                                                   3,000,000           62,730
Big Lots, Inc.(1)                                                                                     3,000,000           35,430
MGM Mirage, Inc.(1)                                                                                     772,200           32,633
Viacom Inc., Class B, nonvoting                                                                         775,000           26,342
                                                                                                                      16,747,167

HEALTH CARE -- 11.67%
Sanofi-Aventis                                                                                       16,730,175        1,427,016
WellPoint, Inc.(1)                                                                                   15,470,000        1,148,648
Roche Holding AG                                                                                      7,705,000        1,063,097
Forest Laboratories, Inc.(1,2)                                                                       19,755,600          877,149
Genentech, Inc.(1)                                                                                    9,230,500          867,113
Guidant Corp.                                                                                        11,325,000          799,998
AstraZeneca PLC (Sweden)                                                                              7,468,000          342,161
AstraZeneca PLC (ADR)                                                                                 6,072,000          280,041
Amgen Inc.(1)                                                                                         7,160,000          572,084
Cardinal Health, Inc.                                                                                 9,105,000          542,749
Medtronic, Inc.                                                                                       9,380,000          534,660
Express Scripts, Inc.(1,2)                                                                            9,000,000          520,740
Biogen Idec Inc.(1)                                                                                   9,978,000          420,573
Schering-Plough Corp.                                                                                17,839,800          381,950
Eli Lilly and Co.                                                                                     5,480,000          301,510
Celgene Corp.(1)                                                                                      5,900,000          296,180
Aetna Inc.                                                                                            3,640,000          289,999
Gilead Sciences, Inc.(1)                                                                              6,591,249          283,424
AmerisourceBergen Corp.                                                                               3,650,000          272,546
Allergan, Inc.                                                                                        2,725,000          250,836
Abbott Laboratories                                                                                   4,700,000          212,111
Sepracor Inc.(1)                                                                                      3,882,600          194,907
Novo Nordisk A/S, Class B                                                                             3,630,000          186,894
McKesson Corp.                                                                                        3,900,000          182,013
American Pharmaceutical Partners, Inc.(1,2)                                                           3,800,000          174,724
Merck & Co., Inc.                                                                                     6,000,000          169,380
CIGNA Corp.                                                                                           1,000,000          115,320
Medco Health Solutions, Inc.(1)                                                                       2,330,000          114,799
Affymetrix, Inc.(1)                                                                                   2,000,000           98,980
Applera Corp. - Applied Biosystems Group                                                              4,100,000           88,150
Applera Corp. - Celera Genomics Group(1)                                                                528,800            6,208
Lincare Holdings Inc.(1)                                                                              2,200,000           93,148
AMERIGROUP Corp.(1)                                                                                   2,440,000           83,350
OSI Pharmaceuticals, Inc.(1)                                                                          1,500,000           49,200
Caremark Rx, Inc.(1)                                                                                    700,000           32,711
IDEXX Laboratories, Inc.(1)                                                                             510,000           32,660
Chugai Pharmaceutical Co., Ltd.                                                                       1,535,100           28,859
ICOS Corp.(1)                                                                                           700,000           18,291
ImClone Systems Inc.(1)                                                                                 450,000           14,724
Elan Corp., PLC (ADR)(1)                                                                              1,070,000            9,534
Andrx Group(1)                                                                                          122,500            2,221
                                                                                                                      13,380,658

INDUSTRIALS -- 8.27%
General Electric Co.                                                                                 34,710,000        1,166,603
Tyco International Ltd.                                                                              38,463,900        1,070,450
United Parcel Service, Inc., Class B                                                                 13,117,800          929,921
Boeing Co.                                                                                           12,400,000          831,048
Illinois Tool Works Inc.                                                                              7,770,100          654,864
General Dynamics Corp.                                                                                5,120,700          586,781
Southwest Airlines Co.                                                                               38,868,877          517,733
3M Co.                                                                                                6,940,000          493,781
Caterpillar Inc.                                                                                      5,966,000          331,053
Mitsubishi Corp.                                                                                     18,490,000          303,654
Raytheon Co.                                                                                          6,700,000          262,774
Robert Half International Inc.                                                                        7,610,000          256,305
Ryanair Holdings PLC (ADR)(1)                                                                         4,606,400          210,927
Burlington Northern Santa Fe Corp.                                                                    3,950,000          209,429
FedEx Corp.                                                                                           2,550,000          207,672
Monster Worldwide Inc.(1)                                                                             5,775,000          180,411
Northrop Grumman Corp.                                                                                3,182,000          178,478
Lockheed Martin Corp.                                                                                 2,800,000          174,272
Deutsche Post AG                                                                                      6,460,000          162,755
Union Pacific Corp.                                                                                   2,000,000          136,540
Allied Waste Industries, Inc.(1)                                                                     16,000,000          127,680
Bombardier Inc., Class B                                                                             43,021,750          114,121
Manpower Inc.                                                                                         2,500,000          112,650
ChoicePoint Inc.(1)                                                                                   2,400,000          103,032
JetBlue Airways Corp.(1)                                                                              4,144,000           78,943
Deere & Co.                                                                                           1,200,000           78,456
                                                                                                                       9,480,333

FINANCIALS -- 6.72%
Fannie Mae                                                                                           21,623,200        1,103,648
American International Group, Inc.                                                                   18,475,200        1,093,732
Freddie Mac                                                                                          17,102,300        1,032,637
Citigroup Inc.                                                                                       10,660,000          466,588
UFJ Holdings, Inc.(1)                                                                                    62,761          391,405
Banco Bradesco SA, preferred nominative (ADR)                                                         8,800,000          374,704
Mitsubishi Estate Co., Ltd.                                                                          27,050,000          322,722
Bank of New York Co., Inc.                                                                            9,195,000          281,091
SunTrust Banks, Inc.                                                                                  3,640,000          255,819
XL Capital Ltd., Class A                                                                              3,545,000          246,378
State Street Corp.                                                                                    5,000,000          241,650
Mizuho Financial Group, Inc.                                                                             38,500          213,657
Capital One Financial Corp.                                                                           2,500,000          205,600
Marshall & Ilsley Corp.                                                                               4,000,000          175,080
Wells Fargo & Co.                                                                                     2,730,000          162,763
ICICI Bank Ltd.                                                                                      14,230,000          155,854
Berkshire Hathaway Inc., Class A(1)                                                                       1,650          137,198
Chubb Corp.                                                                                           1,500,000          130,440
Marsh & McLennan Companies, Inc.                                                                      4,425,000          124,121
Genworth Financial, Inc., Class A                                                                     3,368,300          108,358
Golden West Financial Corp.                                                                           1,600,000           97,584
Aon Corp.                                                                                             3,218,600           96,301
American Express Co.                                                                                  1,700,000           93,908
AXIS Capital Holdings Ltd.                                                                            3,140,000           88,705
Protective Life Corp.                                                                                 1,500,000           61,545
City National Corp.                                                                                     675,000           48,627
                                                                                                                       7,710,115

CONSUMER STAPLES -- 5.00%
Altria Group, Inc.                                                                                   27,436,700        1,939,775
Walgreen Co.                                                                                         19,866,000          920,392
Coca-Cola Co.                                                                                        16,965,000          746,460
Avon Products, Inc.                                                                                  11,689,000          383,633
PepsiCo, Inc.                                                                                         6,635,000          363,930
Anheuser-Busch Companies, Inc.                                                                        7,505,000          332,547
Kerry Group PLC, Class A                                                                              8,965,824          218,815
Bunge Ltd.                                                                                            3,500,000          205,520
Whole Foods Market, Inc.                                                                                974,800          126,003
Wm. Wrigley Jr. Co.                                                                                   1,630,000          115,812
Procter & Gamble Co.                                                                                  2,073,500          115,038
Constellation Brands, Inc., Class A(1)                                                                3,200,000           88,064
SYSCO Corp.                                                                                           2,350,000           78,443
General Mills, Inc.                                                                                   1,235,000           56,958
Wal-Mart Stores, Inc.                                                                                 1,050,000           47,208
                                                                                                                       5,738,598

TELECOMMUNICATION SERVICES -- 3.31%
Vodafone Group PLC (ADR)                                                                             45,755,000        1,246,824
Vodafone Group PLC                                                                                  120,765,000          330,383
Sprint Nextel Corp.                                                                                  24,521,007          635,830
Qwest Communications International Inc.(1,2)                                                        117,900,000          459,810
Telefonica, SA (ADR)                                                                                  5,200,000          258,856
Telefonica, SA                                                                                        6,240,000          102,911
KDDI Corp.                                                                                               38,000          200,235
Telephone and Data Systems, Inc.                                                                      1,993,100           81,418
Telephone and Data Systems, Inc., Special Common Shares                                               1,993,100           76,734
Bharti Tele-Ventures Ltd.(1)                                                                         21,000,000          150,494
France Telecom, SA                                                                                    4,600,000          138,404
MCI, Inc.                                                                                             4,500,000          115,380
Broadview Networks Holdings, Inc., Class A(1,3,4)                                                        31,812               --
                                                                                                                       3,797,279

MATERIALS -- 2.90%
Barrick Gold Corp.                                                                                   17,610,000          461,734
Freeport-McMoRan Copper & Gold Inc., Class B(2)                                                       9,596,000          404,663
BHP Billiton Ltd.                                                                                    19,516,661          300,801
Phelps Dodge Corp.                                                                                    2,500,000          268,825
CRH PLC                                                                                               9,299,204          252,398
Rio Tinto PLC                                                                                         6,075,000          214,550
Inco Ltd.                                                                                             5,000,000          211,650
Potash Corp. of Saskatchewan Inc.                                                                     1,904,000          209,573
Sealed Air Corp.(1)                                                                                   3,384,400          171,758
Monsanto Co.                                                                                          2,500,000          159,600
Newmont Mining Corp.                                                                                  3,650,000          144,467
Nitto Denko Corp.                                                                                     2,111,000          134,132
Alcoa Inc.                                                                                            5,000,000          133,950
USX-U.S. Steel Group                                                                                  3,021,000          126,640
Newcrest Mining Ltd.                                                                                  8,700,000          111,348
Dow Chemical Co.                                                                                        306,900           13,258
                                                                                                                       3,319,347

UTILITIES -- 0.17%
Questar Corp.                                                                                         2,475,000          193,100


MISCELLANEOUS -- 1.77%
Other common stocks in initial period of acquisition                                                                   2,032,268


Total common stocks (cost: $79,765,812,000)                                                                          103,435,523


                                                                                                                    Market value
Preferred stocks -- 0.00%                                                                                Shares            (000)


TELECOMMUNICATION SERVICES -- 0.00%
Broadview Networks Holdings, Inc., Series B(1,3,4)                                                        1,272              550


Total preferred stocks (cost: $21,000,000)                                                                                   550




Convertible securities -- 0.00%


INFORMATION TECHNOLOGY -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1,3,4)                                     6,500,000               95


Total convertible securities (cost: $255,000)                                                                                 95



                                                                                               Principal amount
Bonds & notes -- 0.25%                                                                                    (000)


CONSUMER DISCRETIONARY -- 0.14%
General Motors Corp. 8.375% 2033                                                                    $   106,649           90,118
General Motors Acceptance Corp. 8.00% 2031                                                               53,730           49,837
General Motors Corp. 8.25% 2023                                                                          24,000           20,220
                                                                                                                         160,175

TELECOMMUNICATION SERVICES -- 0.11%
Qwest Capital Funding, Inc. 7.75% 2031(2)                                                               53,800            47,075
U S WEST Capital Funding, Inc. 6.875% 2028(2)                                                           36,000            30,060
Qwest Capital Funding, Inc. 7.625% 2021(2)                                                              25,000            22,250
U S WEST Capital Funding, Inc. 6.50% 2018(2)                                                            25,250            21,463
                                                                                                                         120,848

Total bonds & notes (cost: $254,565,000)                                                                                 281,023



Short-term securities -- 9.58%


U.S. Treasury Bills 2.901%-3.375% due 9/1-11/3/2005                                                   1,437,400        1,433,136
Federal Home Loan Bank 3.195%-3.67% due 9/2-11/30/2005                                                1,333,585        1,329,258
Freddie Mac 3.24%-3.63% due 9/6-11/15/2005                                                            1,119,454        1,115,020
Federal Farm Credit Banks 3.10%-3.57% due 9/8-11/17/2005                                                413,300          412,054
International Bank for Reconstruction and Development 3.295%-3.47% due 9/26-10/28/2005                  382,400          380,802
Tennessee Valley Authority 3.21%-3.465% due 9/1-10/13/2005                                              371,900          371,409
Preferred Receivables Funding Corp. 3.54%-3.61% due 10/4-10/24/2005(3)                                  200,000          199,044
Park Avenue Receivables Co., LLC 3.42%-3.64% due 9/12-10/19/2005(3)                                     157,997          157,437
Variable Funding Capital Corp. 3.44%-3.57% due 9/23-10/20/2005(3)                                       355,000          353,728
Bank of America Corp. 3.40%-3.73% due 9/19-11/7/2005                                                    350,000          348,684
CAFCO, LLC 3.35%-3.69% due 9/2-11/8/2005(3)                                                             350,000          348,464
Procter & Gamble Co. 3.24%-3.63% due 9/7-11/7/2005(3)                                                   325,000          323,817
Clipper Receivables Co., LLC 3.44%-3.73% due 9/12-11/16/2005(3)                                         310,000          308,653
DuPont (E.I.) de Nemours & Co. 3.34%-3.57% due 9/8-10/20/2005                                           300,000          299,206
General Electric Capital Corp. 3.44%-3.64% due 10/3-11/1/2005                                           161,400          160,650
General Electric Capital Services, Inc. 3.39%-3.53% due 9/16-10/13/2005                                 125,000          124,623
Wells Fargo & Co. 3.48%-3.57% due 9/23-10/28/2005                                                       275,000          274,971
Gannett Co. 3.35%-3.49% due 9/6-9/21/2005(3)                                                            266,200          265,888
Three Pillars Funding, LLC 3.33%-3.53% due 9/2-10/19/2005(3)                                            182,751          182,418
SunTrust Banks, Inc. 3.74% due 11/22/2005                                                                50,000           50,000
Wal-Mart Stores Inc. 3.35%-3.57% due 9/13-10/18/2005(3)                                                 225,750          225,137
HSBC Finance Corp. 3.42%-3.66%  due 9/27-11/9/2005                                                      225,400          224,447
International Lease Finance Corp. 3.42%-3.58% due 9/23-10/21/2005                                       105,000          104,633
AIG Funding, Inc. 3.40% due 9/16/2005                                                                    50,000           49,928
American General Finance Corp. 3.36%-3.60% due 9/1-10/19/2005                                            50,000           49,880
Coca-Cola Co. 3.38%-3.59% due 9/16-11/1/2005                                                            200,000          199,122
Exxon Asset Management Co. 3.34%-3.57% due 9/7-10/24/2005(3)                                            155,600          155,130
Fannie Mae 3.28%-3.585% due 9/21-11/2/2005                                                              150,400          149,816
BellSouth Corp. 3.37%-3.47% due 9/2-9/28/2005(3)                                                        136,100          135,894
Private Export Funding Corp. 3.20%-3.67% due 9/6-11/15/2005(3)                                          133,375          132,840
American Express Credit Corp. 3.46%-3.67% due 9/19-11/9/2005                                            130,000          129,302
Triple-A One Funding Corp. 3.37%-3.58% due 9/9-10/5/2005(3)                                             113,139          112,829
PepsiCo Inc. 3.40%-3.51% due 9/2-9/28/2005(3)                                                            95,300           95,158
Medtronic Inc. 3.33%-3.47% due 9/1-9/19/2005(3)                                                          91,250           91,154
ChevronTexaco Funding Corp. 3.50%-3.53% due 10/11-10/19/2005                                             75,000           74,666
SBC Communications Inc. 3.40%-3.55% due 9/15-10/3/2005(3)                                                74,724           74,532
NetJets Inc. 3.57%-3.61% due 10/3-10/19/2005(3)                                                          70,000           69,720
3M Co. 3.53%-3.54% due 10/21-10/24/2005                                                                  70,000           69,635
FCAR Owner Trust I 3.38%-3.64% due 9/12-10/24/2005                                                       55,000           54,829
Colgate-Palmolive Co. 3.41%-3.52% due 9/2-9/26/2005(3)                                                   50,000           49,931
Verizon Network Funding Corp. 3.53%-3.57% due 9/26-9/29/2005                                             50,000           49,864
Abbott Laboratories Inc. 3.50% due 9/29/2005(3)                                                          50,000           49,859
IBM Capital Inc. 3.455% due 10/5/2005(3)                                                                 50,000           49,835
Anheuser-Busch Companies, Inc. 3.24% due 9/6/2005(3)                                                     35,000           34,981
Harvard University 3.45%-3.52% due 10/3-10/17/2005                                                       30,350           30,215
Scripps (E.W.) Co. 3.40% due 9/21/2005(3)                                                                30,000           29,942
New Center Asset Trust Plus 3.53% due 10/3/2005                                                          25,000           24,919
USAA Capital Corp. 3.64% due 11/15/2005                                                                  25,000           24,807


Total short-term securities (cost: $10,982,548,000)                                                                   10,982,267


Total investment securities (cost: $91,024,180,000)                                                                  114,699,458
Other assets less liabilities                                                                                           (44,257)

Net assets                                                                                                          $114,655,201


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,704,926,000, which represented 3.23% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.

ADR = American Depositary Receipts


See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities
at August 31, 2005                            (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $84,162,814)                                         $104,539,127
  Affiliated issuers (cost: $6,861,366)                                              10,160,331                     $114,699,458
 Cash denominated in non-U.S. currencies
  (cost: $10,782)                                                                                                         10,566
 Cash                                                                                                                        124
 Receivables for:
  Sales of investments                                                                  243,490
  Sales of fund's shares                                                                216,217
  Dividends and interest                                                                108,300
  Other                                                                                   3,369                          571,376
                                                                                                                     115,281,524
Liabilities:
 Payables for:
  Purchases of investments                                                              351,470
  Repurchases of fund's shares                                                          157,260
  Investment advisory services                                                           24,302
  Services provided by affiliates                                                        82,305
  Deferred Directors'  compensation                                                       1,853
  Other fees and expenses                                                                 9,133                          626,323
Net assets at August 31, 2005                                                                                       $114,655,201

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $89,963,596
 Undistributed net investment income                                                                                     383,091
 Undistributed net realized gain                                                                                         640,797
 Net unrealized appreciation                                                                                          23,667,717
Net assets at August 31, 2005                                                                                       $114,655,201

Total authorized capital stock - 5,500,000 shares, $.001 par value (3,908,881 total shares outstanding)

                                                         Net assets          Shares outstanding        Net asset value per share
                                                                                                                             (1)
Class A                                                 $67,792,765                   2,297,028                           $29.51
Class B                                                   6,098,096                     213,609                            28.55
Class C                                                   7,054,138                     247,782                            28.47
Class F                                                  12,122,385                     412,803                            29.37
Class 529-A                                               1,386,413                      47,133                            29.42
Class 529-B                                                 334,422                      11,647                            28.71
Class 529-C                                                 447,032                      15,563                            28.72
Class 529-E                                                  75,625                       2,588                            29.23
Class 529-F                                                  29,952                       1,019                            29.38
Class R-1                                                   122,134                       4,229                            28.88
Class R-2                                                 1,566,860                      54,285                            28.86
Class R-3                                                 6,388,908                     219,149                            29.15
Class R-4                                                 8,032,096                     273,644                            29.35
Class R-5                                                 3,204,375                     108,402                            29.56

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $31.31 and $31.21, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2005                      (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $29,201; also includes
            $104,244 from affiliates)                                                        $1,104,697
  Interest (net of non-U.S. withholding
            tax of $1; also includes
            $9,118 from affiliates)                                                             264,788              $1,369,485

 Fees and expenses: (1)
  Investment advisory services                                                                  276,238
  Distribution services                                                                         344,109
  Transfer agent services                                                                        75,687
  Administrative services                                                                        53,867
  Reports to shareholders                                                                         2,051
  Registration statement and prospectus                                                           3,839
  Postage, stationery and supplies                                                                9,044
  Directors' compensation                                                                           617
  Auditing and legal                                                                                199
  Custodian                                                                                       6,629
  State and local taxes                                                                               1
  Other                                                                                             271
  Total fees and expenses before reimbursements/waivers                                         772,552
 Less reimbursement/waiver of fees and expenses:
  Investment advisory services                                                                   20,117
  Administrative services                                                                           534
  Total fees and expenses after reimbursements/waivers                                                                  751,901
 Net investment income                                                                                                  617,584

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments including $6,372 net gain from affiliates                                       1,059,576
  Non-U.S. currency transactions                                                                 (4,872)              1,054,704
 Net unrealized appreciation on:
  Investments                                                                                16,659,996
  Non-U.S. currency translations                                                                     99              16,660,095
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                             17,714,799
Net increase in net assets resulting
 from operations                                                                                                    $18,332,383

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements




Statements of changes in net assets                      (dollars in thousands)

                                                                                                      Year ended August 31
                                                                                                   2005                    2004
Operations:
 Net investment income                                                                         $617,584                 $57,036
 Net realized gain on investments and
  non-U.S. currency transactions                                                              1,054,704               1,517,009
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                          16,660,095               2,933,858
  Net increase in net assets
   resulting from operations                                                                 18,332,383               4,507,903


Dividends paid to shareholders
 from net investment income                                                                    (281,650)                (20,306)

Capital share transactions                                                                   17,405,596              21,009,117

Total increase in net assets                                                                 35,456,329              25,496,714

Net assets:
 Beginning of year                                                                           79,198,872              53,702,158
 End of year (including undistributed
  net investment income: $383,091 and $52,263, respectively)                               $114,655,201             $79,198,872

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to 0%    Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

--------
CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(SM)


SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend income is recorded net of non-U.S. withholding taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended August 31, 2005, there were no non-U.S. withholding taxes paid on realized gains. As of August 31, 2005, non-U.S. taxes provided on unrealized gains were $7,298,000.


3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of August 31, 2005, the cost of investment securities for federal income tax purposes was $91,038,039,000.

During the year ended August 31, 2005, the fund reclassified $4,872,000 from undistributed net investment income to undistributed net realized gains and $234,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains                                              $387,628
Loss deferrals related to non-U.S. currency that were realized during the period
   November 1, 2004 through August 31, 2005                                                                    (2,683)
Undistributed long-term capital gains                                                                         654,656
Gross unrealized appreciation on investment securities                                                     26,048,163
Gross unrealized depreciation on investment securities                                                     (2,386,744)
Net unrealized appreciation on investment securities                                                       23,661,419

At the beginning of the period, the fund had a capital loss carryforward of $405,043,000 expiring in 2011. The capital loss carryforward was utilized to offset capital gains realized during the current year. During the year ended August 31, 2005, the fund realized, on a tax basis, a net capital gain of $1,059,699,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class                                         Year ended   August 31, 2005             Year ended   August 31, 2004
Class A                                                                $ 196,961                                 $ 11,834
Class B                                                                        -                                        -
Class C                                                                        -                                        -
Class F                                                                   33,311                                    4,078
Class 529-A                                                                3,701                                      640
Class 529-B                                                                    -                                        -
Class 529-C                                                                    -                                        -
Class 529-E                                                                   20                                        -
Class 529-F                                                                   69                                        9
Class R-1                                                                      -                                        -
Class R-2                                                                      -                                        -
Class R-3                                                                  9,434                                    1,019
Class R-4                                                                 24,656                                    1,782
Class R-5                                                                 13,498                                      944
Total                                                                  $ 281,650                                 $ 20,306

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.260% on such assets in excess of $89 billion. The Board of Directors approved an amended agreement effective, September 1, 2005, continuing the series of rates to include additional annual rates of 0.255% on daily net assets in excess of $102.5 billion but not exceeding $116 billion; 0.250% on such assets in excess of $116 billion but not exceeding $130 billion; and 0.245% on such assets in excess of $130 billion. During the year ended August 31, 2005, CRMC reduced investment advisory services fees to the rates provided by the amended agreement. CRMC is also currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended August 31, 2005, total investment advisory services fees waived by CRMC were $20,117,000. As a result, the fee shown on the accompanying financial statements of $276,238,000, which was equivalent to an annualized rate of 0.285%, was reduced to $256,121,000, or 0.264% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of
          Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2005, unreimbursed expenses subject to reimbursement totaled $13,851,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2005, the total administrative services fees paid by CRMC were $534,000 for class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described on the previous page for the year ended August 31, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A        $150,085          $69,362        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B         54,762            6,325         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          58,814         Included            $8,871             $1,482           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F         23,890          Included            13,135              1,042           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A        1,845          Included            1,505                186               $ 1,094
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B        2,777          Included             384                 126                 278
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        3,569          Included             493                 135                 358
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         299           Included              82                 10                   60
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F         36            Included              32                  4                   23
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          879           Included             133                 36             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         9,175          Included            1,834               3,801           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3        23,709          Included            7,055                719            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4         14,269         Included            8,652                117            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included            2,181                 39            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $344,109          $75,687           $44,357             $7,697               $1,813
         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $617,000, shown on the accompanying financial statements, includes $344,000 in current fees (either paid in cash or deferred) and a net increase of $273,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                                   Sales(1)                 dividends and distributions
                                                                        Amount         Shares               Amount       Shares
Year ended August 31, 2005
Class A                                                           $ 11,936,861        441,726            $ 188,689        7,094
Class B                                                                792,730         30,457                    -            -
Class C                                                              1,888,048         72,219                    -            -
Class F                                                              4,413,012        163,978               28,586        1,080
Class 529-A                                                            411,150         15,278                3,701          139
Class 529-B                                                             73,941          2,818                    -            -
Class 529-C                                                            129,269          4,900                    -            -
Class 529-E                                                             22,803            854                   20            1
Class 529-F                                                             11,393            427                   69            2
Class R-1                                                               77,632          2,932                    -            -
Class R-2                                                              766,575         28,964                    -            -
Class R-3                                                            3,313,918        124,192                9,421          358
Class R-4                                                            4,688,956        175,888               24,612          930
Class R-5                                                            2,033,183         75,500               13,271          499
Total net increase
   (decrease)                                                     $ 30,559,471      1,140,133            $ 268,369       10,103

Year ended August 31, 2004
Class A                                                           $ 13,997,627        571,535             $ 11,368          479
Class B                                                              1,361,390         57,197                    -            -
Class C                                                              2,272,540         95,568                    -            -
Class F                                                              4,026,826        165,027                3,553          150
Class 529-A                                                            396,211         16,197                  640           27
Class 529-B                                                             94,663          3,934                    -            -
Class 529-C                                                            135,685          5,626                    -            -
Class 529-E                                                             21,280            876                    -            -
Class 529-F                                                             10,194            420                    9           -*
Class R-1                                                               45,559          1,891                    -            -
Class R-2                                                              652,292         26,868                    -            -
Class R-3                                                            2,767,267        113,203                1,018           43
Class R-4                                                            3,346,408        136,236                1,779           75
Class R-5                                                            1,025,373         41,161                  907           38
Total net increase
   (decrease)                                                     $ 30,153,315      1,235,739             $ 19,274          812



Share class                                                                Repurchases(1)                       Net increase
                                                                       Amount          Shares               Amount       Shares
Year ended August 31, 2005
Class A                                                          $ (8,043,207)       (297,741)         $ 4,082,343      151,079
Class B                                                              (487,396)        (18,609)             305,334       11,848
Class C                                                              (726,215)        (27,757)           1,161,833       44,462
Class F                                                            (1,339,348)        (49,720)           3,102,250      115,338
Class 529-A                                                           (46,982)         (1,733)             367,869       13,684
Class 529-B                                                            (8,482)           (320)              65,459        2,498
Class 529-C                                                           (19,885)           (747)             109,384        4,153
Class 529-E                                                            (2,601)            (97)              20,222          758
Class 529-F                                                            (1,256)            (46)              10,206          383
Class R-1                                                             (28,663)         (1,077)              48,969        1,855
Class R-2                                                            (277,631)        (10,385)             488,944       18,579
Class R-3                                                            (952,949)        (35,566)           2,370,390       88,984
Class R-4                                                          (1,063,809)        (39,544)           3,649,759      137,274
Class R-5                                                            (423,820)        (15,721)           1,622,634       60,278
Total net increase
   (decrease)                                                   $ (13,422,244)       (499,063)        $ 17,405,596      651,173

Year ended August 31, 2004
Class A                                                          $ (6,407,752)       (261,061)         $ 7,601,243      310,953
Class B                                                              (337,205)        (14,098)           1,024,185       43,099
Class C                                                              (430,258)        (18,004)           1,842,282       77,564
Class F                                                              (824,402)        (33,759)           3,205,977      131,418
Class 529-A                                                           (23,708)           (964)             373,143       15,260
Class 529-B                                                            (4,482)           (185)              90,181        3,749
Class 529-C                                                            (8,634)           (359)             127,051        5,267
Class 529-E                                                            (1,490)            (62)              19,790          814
Class 529-F                                                              (487)            (20)               9,716          400
Class R-1                                                             (13,212)           (547)              32,347        1,344
Class R-2                                                            (118,354)         (4,877)             533,938       21,991
Class R-3                                                            (399,246)        (16,323)           2,369,039       96,923
Class R-4                                                            (439,571)        (17,816)           2,908,616      118,495
Class R-5                                                            (154,671)         (6,245)             871,609       34,954
Total net increase
   (decrease)                                                    $ (9,163,472)       (374,320)        $ 21,009,117      862,231

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $32,791,075,000 and $17,763,268,000, respectively, during the year ended August 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2005, the custodian fee of $6,629,000, shown on the accompanying financial statements, includes $96,000 that was offset by this reduction, rather than paid in cash.




Financial highlights (1)

                                                                                       Income (loss) from investment operations(2)
                                                                                                               Net
                                                                    Net asset                        gains (losses)
                                                                       value,            Net         on securities      Total from
                                                                    beginning     investment        (both realized      investment
                                                                    of period   income (loss)       and unrealized)     operations
Class A:
 Year ended 8/31/2005                                                  $24.43           $.21                 $4.96           $5.17
 Year ended 8/31/2004                                                   22.49            .05                  1.90            1.95
 Year ended 8/31/2003                                                   18.57            .06                  3.88            3.94
 Year ended 8/31/2002                                                   23.20            .04                 (4.62)          (4.58)
 Year ended 8/31/2001                                                   35.91            .15                 (8.62)          (8.47)
Class B:
 Year ended 8/31/2005                                                   23.73              -                  4.82            4.82
 Year ended 8/31/2004                                                   22.00           (.13)                 1.86            1.73
 Year ended 8/31/2003                                                   18.28           (.09)                 3.81            3.72
 Year ended 8/31/2002                                                   22.98           (.13)                (4.57)          (4.70)
 Year ended 8/31/2001                                                   35.79           (.07)                (8.56)          (8.63)
Class C:
 Year ended 8/31/2005                                                   23.68           (.01)                 4.80            4.79
 Year ended 8/31/2004                                                   21.96           (.14)                 1.86            1.72
 Year ended 8/31/2003                                                   18.26           (.10)                 3.80            3.70
 Year ended 8/31/2002                                                   22.95           (.13)                (4.56)          (4.69)
 Period from 3/15/2001 to 8/31/2001                                     23.78           (.08)                 (.75)           (.83)
Class F:
 Year ended 8/31/2005                                                   24.33            .20                  4.94            5.14
 Year ended 8/31/2004                                                   22.41            .04                  1.90            1.94
 Year ended 8/31/2003                                                   18.53            .05                  3.87            3.92
 Year ended 8/31/2002                                                   23.19            .03                 (4.61)          (4.58)
 Period from 3/15/2001 to 8/31/2001                                     23.92            .02                  (.75)           (.73)
Class 529-A:
 Year ended 8/31/2005                                                   24.38            .19                  4.95            5.14
 Year ended 8/31/2004                                                   22.47            .04                  1.90            1.94
 Year ended 8/31/2003                                                   18.56            .07                  3.88            3.95
 Period from 2/15/2002 to 8/31/2002                                     22.62            .01                 (4.07)          (4.06)
Class 529-B:
 Year ended 8/31/2005                                                   23.91           (.04)                 4.84            4.80
 Year ended 8/31/2004                                                   22.20           (.18)                 1.89            1.71
 Year ended 8/31/2003                                                   18.48           (.12)                 3.84            3.72
 Period from 2/15/2002 to 8/31/2002                                     22.62           (.08)                (4.06)          (4.14)
Class 529-C:
 Year ended 8/31/2005                                                   23.91           (.04)                 4.85            4.81
 Year ended 8/31/2004                                                   22.21           (.17)                 1.87            1.70
 Year ended 8/31/2003                                                   18.48           (.12)                 3.85            3.73
 Period from 2/15/2002 to 8/31/2002                                     22.62           (.08)                (4.06)          (4.14)
Class 529-E:
 Year ended 8/31/2005                                                   24.22            .10                  4.92            5.02
 Year ended 8/31/2004                                                   22.37           (.05)                 1.90            1.85
 Year ended 8/31/2003                                                   18.55           (.02)                 3.87            3.85
 Period from 3/1/2002 to 8/31/2002                                      22.95           (.02)                (4.38)          (4.40)
Class 529-F:
 Year ended 8/31/2005                                                   24.34            .19                  4.94            5.13
 Year ended 8/31/2004                                                   22.45            .02                  1.89            1.91
 Period from 9/16/2002 to 8/31/2003                                     18.39            .03                  4.06            4.09




Financial highlights (1)                                           (continued)

                                                                                       Income (loss) from investment operations(2)
                                                                                                               Net
                                                                    Net asset                         gains(losses)
                                                                       value,            Net         on securities      Total from
                                                                    beginning     investment        (both realized      investment
                                                                    of period   (loss) income      and unrealized)     operations
Class R-1:
 Year ended 8/31/2005                                                  $24.02          $(.01)                $4.87           $4.86
 Year ended 8/31/2004                                                   22.28           (.15)                 1.89            1.74
 Year ended 8/31/2003                                                   18.53           (.11)                 3.87            3.76
 Period from 6/6/2002 to 8/31/2002                                      21.08           (.03)                (2.52)          (2.55)
Class R-2:
 Year ended 8/31/2005                                                   24.01           (.01)                 4.86            4.85
 Year ended 8/31/2004                                                   22.26           (.14)                 1.89            1.75
 Year ended 8/31/2003                                                   18.53           (.10)                 3.86            3.76
 Period from 5/21/2002 to 8/31/2002                                     22.11           (.03)                (3.55)          (3.58)
Class R-3:
 Year ended 8/31/2005                                                   24.18            .12                  4.91            5.03
 Year ended 8/31/2004                                                   22.35           (.03)                 1.88            1.85
 Year ended 8/31/2003                                                   18.55           (.02)                 3.86            3.84
 Period from 5/21/2002 to 8/31/2002                                     22.11           (.01)                (3.55)          (3.56)
Class R-4:
 Year ended 8/31/2005                                                   24.35            .19                  4.94            5.13
 Year ended 8/31/2004                                                   22.44            .05                  1.90            1.95
 Year ended 8/31/2003                                                   18.57            .05                  3.87            3.92
 Period from 5/28/2002 to 8/31/2002                                     22.01            .01                 (3.45)          (3.44)
Class R-5:
 Year ended 8/31/2005                                                   24.50            .28                  4.97            5.25
 Year ended 8/31/2004                                                   22.52            .12                  1.91            2.03
 Year ended 8/31/2003                                                   18.58            .11                  3.89            4.00
 Period from 5/15/2002 to 8/31/2002                                     22.40            .03                 (3.85)          (3.82)




Financial highlights (1)

                                                                               Dividends and distributions

                                                                     Dividends
                                                                     (from net   Distributions               Total       Net asset
                                                                    investment   (from capital       dividends and      value, end
                                                                       income)          gains)       distributions       of period
Class A:
 Year ended 8/31/2005                                                   $(.09)            $ -               $(.09)          $29.51
 Year ended 8/31/2004                                                    (.01)              -                (.01)           24.43
 Year ended 8/31/2003                                                    (.02)              -                (.02)           22.49
 Year ended 8/31/2002                                                    (.05)              -                (.05)           18.57
 Year ended 8/31/2001                                                    (.15)          (4.09)              (4.24)           23.20
Class B:
 Year ended 8/31/2005                                                       -               -                   -            28.55
 Year ended 8/31/2004                                                       -               -                   -            23.73
 Year ended 8/31/2003                                                       -               -                   -            22.00
 Year ended 8/31/2002                                                       -               -                   -            18.28
 Year ended 8/31/2001                                                    (.09)          (4.09)              (4.18)           22.98
Class C:
 Year ended 8/31/2005                                                       -               -                   -            28.47
 Year ended 8/31/2004                                                       -               -                   -            23.68
 Year ended 8/31/2003                                                       -               -                   -            21.96
 Year ended 8/31/2002                                                       -               -                   -            18.26
 Period from 3/15/2001 to 8/31/2001                                         -               -                   -            22.95
Class F:
 Year ended 8/31/2005                                                    (.10)              -                (.10)           29.37
 Year ended 8/31/2004                                                    (.02)              -                (.02)           24.33
 Year ended 8/31/2003                                                    (.04)              -                (.04)           22.41
 Year ended 8/31/2002                                                    (.08)              -                (.08)           18.53
 Period from 3/15/2001 to 8/31/2001                                         -               -                   -            23.19
Class 529-A:
 Year ended 8/31/2005                                                    (.10)              -                (.10)           29.42
 Year ended 8/31/2004                                                    (.03)              -                (.03)           24.38
 Year ended 8/31/2003                                                    (.04)              -                (.04)           22.47
 Period from 2/15/2002 to 8/31/2002                                         -               -                   -            18.56
Class 529-B:
 Year ended 8/31/2005                                                       -               -                   -            28.71
 Year ended 8/31/2004                                                       -               -                   -            23.91
 Year ended 8/31/2003                                                       -               -                   -            22.20
 Period from 2/15/2002 to 8/31/2002                                         -               -                   -            18.48
Class 529-C:
 Year ended 8/31/2005                                                       -               -                   -            28.72
 Year ended 8/31/2004                                                       -               -                   -            23.91
 Year ended 8/31/2003                                                       -               -                   -            22.21
 Period from 2/15/2002 to 8/31/2002                                         -               -                   -            18.48
Class 529-E:
 Year ended 8/31/2005                                                    (.01)              -                (.01)           29.23
 Year ended 8/31/2004                                                       -               -                   -            24.22
 Year ended 8/31/2003                                                    (.03)              -                (.03)           22.37
 Period from 3/1/2002 to 8/31/2002                                          -               -                   -            18.55
Class 529-F:
 Year ended 8/31/2005                                                    (.09)              -                (.09)           29.38
 Year ended 8/31/2004                                                    (.02)              -                (.02)           24.34
 Period from 9/16/2002 to 8/31/2003                                      (.03)              -                (.03)           22.45




Financial highlights (1)                                            (continued)

                                                                              Dividends and distributions

                                                                     Dividends
                                                                     (from net   Distributions               Total       Net asset
                                                                    investment   (from capital       dividends and      value, end
                                                                       income)          gains)       distributions       of period
Class R-1:
 Year ended 8/31/2005                                                     $ -             $ -                 $ -           $28.88
 Year ended 8/31/2004                                                       -               -                   -            24.02
 Year ended 8/31/2003                                                    (.01)              -                (.01)           22.28
 Period from 6/6/2002 to 8/31/2002                                          -               -                   -            18.53
Class R-2:
 Year ended 8/31/2005                                                       -               -                   -            28.86
 Year ended 8/31/2004                                                       -               -                   -            24.01
 Year ended 8/31/2003                                                    (.03)              -                (.03)           22.26
 Period from 5/21/2002 to 8/31/2002                                         -               -                   -            18.53
Class R-3:
 Year ended 8/31/2005                                                    (.06)              -                (.06)           29.15
 Year ended 8/31/2004                                                    (.02)              -                (.02)           24.18
 Year ended 8/31/2003                                                    (.04)              -                (.04)           22.35
 Period from 5/21/2002 to 8/31/2002                                         -               -                   -            18.55
Class R-4:
 Year ended 8/31/2005                                                    (.13)              -                (.13)           29.35
 Year ended 8/31/2004                                                    (.04)              -                (.04)           24.35
 Year ended 8/31/2003                                                    (.05)              -                (.05)           22.44
 Period from 5/28/2002 to 8/31/2002                                         -               -                   -            18.57
Class R-5:
 Year ended 8/31/2005                                                    (.19)              -                (.19)           29.56
 Year ended 8/31/2004                                                    (.05)              -                (.05)           24.50
 Year ended 8/31/2003                                                    (.06)              -                (.06)           22.52
 Period from 5/15/2002 to 8/31/2002                                         -               -                   -            18.58




Financial highlights (1)

                                                                         Ratio of expenses    Ratio of expenses
                                                                            to average net       to average net   Ratio of net
                                                             Net assets,     assets before         assets after  income (loss)
                                                   Total   end of period   reimbursements/      reimbursements/     to average
                                               return (3)   (in millions)          waivers          waivers (4)     net assets
Class A:
 Year ended 8/31/2005                              21.20%        $67,793               .68%                 .66%          .76%
 Year ended 8/31/2004                               8.65          52,432               .70                  .70           .20
 Year ended 8/31/2003                              21.23          41,267               .76                  .76           .28
 Year ended 8/31/2002                             (19.80)         30,644               .75                  .75           .18
 Year ended 8/31/2001                             (25.28)         34,312               .71                  .71           .56
Class B:
 Year ended 8/31/2005                              20.31           6,098              1.43                 1.41           .01
 Year ended 8/31/2004                               7.86           4,788              1.44                 1.44          (.55)
 Year ended 8/31/2003                              20.35           3,490              1.53                 1.53          (.49)
 Year ended 8/31/2002                             (20.45)          2,170              1.52                 1.52          (.60)
 Year ended 8/31/2001                             (25.83)          1,437              1.48                 1.48          (.29)
Class C:
 Year ended 8/31/2005                              20.23           7,054              1.48                 1.46          (.05)
 Year ended 8/31/2004                               7.83           4,814              1.50                 1.50          (.60)
 Year ended 8/31/2003                              20.26           2,762              1.55                 1.55          (.52)
 Year ended 8/31/2002                             (20.44)          1,370              1.55                 1.55          (.63)
 Period from 3/15/2001 to 8/31/2001                (3.49)            385               .80                  .80          (.34)
Class F:
 Year ended 8/31/2005                              21.18          12,122               .70                  .68           .73
 Year ended 8/31/2004                               8.66           7,237               .72                  .72           .17
 Year ended 8/31/2003                              21.22           3,721               .75                  .75           .28
 Year ended 8/31/2002                             (19.83)          1,576               .77                  .77           .15
 Period from 3/15/2001 to 8/31/2001                (3.05)            350               .38                  .38           .08
Class 529-A:
 Year ended 8/31/2005                              21.13           1,386               .73                  .71           .69
 Year ended 8/31/2004                               8.63             815               .74                  .74           .16
 Year ended 8/31/2003                              21.35             409               .67                  .67           .36
 Period from 2/15/2002 to 8/31/2002               (17.95)            144               .86 (6)              .86 (6)       .07 (6)
Class 529-B:
 Year ended 8/31/2005                              20.08             335              1.59                 1.57          (.16)
 Year ended 8/31/2004                               7.70             219              1.62                 1.62          (.72)
 Year ended 8/31/2003                              20.13             120              1.66                 1.66          (.63)
 Period from 2/15/2002 to 8/31/2002               (18.30)             39              1.66 (6)             1.66 (6)      (.74)(6)
Class 529-C:
 Year ended 8/31/2005                              20.12             447              1.58                 1.56          (.15)
 Year ended 8/31/2004                               7.65             273              1.61                 1.61          (.71)
 Year ended 8/31/2003                              20.18             136              1.65                 1.65          (.61)
 Period from 2/15/2002 to 8/31/2002               (18.30)             45              1.64 (6)             1.64 (6)      (.72)(6)
Class 529-E:
 Year ended 8/31/2005                              20.73              76              1.06                 1.04           .36
 Year ended 8/31/2004                               8.27              44              1.09                 1.09          (.19)
 Year ended 8/31/2003                              20.78              23              1.11                 1.11          (.08)
 Period from 3/1/2002 to 8/31/2002                (19.17)              6               .56                  .56          (.10)
Class 529-F:
 Year ended 8/31/2005                              21.12              30               .72                  .70           .70
 Year ended 8/31/2004                               8.53              16               .84                  .84           .07
 Period from 9/16/2002 to 8/31/2003                22.27               5               .86 (6)              .86 (6)       .16 (6)




Financial highlights  (1)                                           (continued)


                                                                         Ratio of expenses    Ratio of expenses
                                                                            to average net       to average net    Ratio of net
                                                             Net assets,     assets before         assets after   (loss) income
                                                   Total   end of period   reimbursements/      reimbursements/      to average
                                                 return    (in millions)          waivers           waivers (4)      net assets
Class R-1:
 Year ended 8/31/2005                              20.23%           $122              1.47%                1.44%         (.05)%
 Year ended 8/31/2004                               7.81              57              1.51                 1.51          (.61)
 Year ended 8/31/2003                              20.29              23              1.59                 1.53          (.53)
 Period from 6/6/2002 to 8/31/2002                (12.10)              1               .46                  .36          (.16)
Class R-2:
 Year ended 8/31/2005                              20.20           1,567              1.51                 1.45          (.04)
 Year ended 8/31/2004                               7.86             857              1.60                 1.48          (.57)
 Year ended 8/31/2003                              20.29             305              1.82                 1.49          (.49)
 Period from 5/21/2002 to 8/31/2002               (16.19)              8               .49                  .42          (.17)
Class R-3:
 Year ended 8/31/2005                              20.83           6,389               .96                  .94           .46
 Year ended 8/31/2004                               8.28           3,148              1.05                 1.05          (.14)
 Year ended 8/31/2003                              20.75             743              1.11                 1.11          (.11)
 Period from 5/21/2002 to 8/31/2002               (16.10)             11               .33                  .31          (.06)
Class R-4:
 Year ended 8/31/2005                              21.15           8,032               .70                  .68           .72
 Year ended 8/31/2004                               8.70           3,320               .71                  .71           .20
 Year ended 8/31/2003                              21.19             401               .74                  .74           .26
 Period from 5/28/2002 to 8/31/2002               (15.63)              3               .25                  .20           .05
Class R-5:
 Year ended 8/31/2005                              21.52           3,204               .40                  .38          1.02
 Year ended 8/31/2004                               9.02           1,179               .41                  .41           .50
 Year ended 8/31/2003                              21.61             297               .43                  .43           .56
 Period from 5/15/2002 to 8/31/2002               (17.05)             95               .13                  .13           .14


                                                                                   Year ended August 31
                                                                        2005     2004       2003      2002      2001

Portfolio turnover rate for all classes of shares                        20%      19%        25%       30%       36%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 8/31/2005, CRMC reduced fees for investment advisory services for all share classes.
    In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Amount less than one cent.
(6) Annualized.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Growth Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Growth Fund of America, Inc. (the "Fund"), including the investment portfolio, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Growth Fund of America, Inc. as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Costa Mesa, California
October 4, 2005




TAX INFORMATION                                                      unaudited

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending August 31, 2005.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates 100% of the dividends received as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $612,977,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $38,997,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2006 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2005 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds/(R)/]            The right choice for the long term/(R)/




The Growth Fund
of America/(R)/


RETIREMENT PLAN
PROSPECTUS





November 1, 2005






TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
16    Sales charges
18    Sales charge reductions
19    Rollovers from retirement plans to IRAs
20    Plans of distribution
21    Other compensation to dealers
22    Distributions and taxes
23    Financial highlights




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.



CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]


'95     29.80
'96     14.84
'97     26.86
'98     31.78
'99     45.70
'00      7.49
'01    -12.28
'02    -22.02
'03     32.90
'04     11.95

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST              27.17%  (quarter ended December 31, 1998)
LOWEST              -20.61%  (quarter ended September 30, 2001)


The fund's total return for the nine months ended September 30, 2005, was 8.73%.

                                        The Growth Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:


..    Class A share  results  reflect the maximum  initial sales charge of 5.75%.
     This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

..    Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    5.50%    0.61%    14.11%      15.40%



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   11.01%     10.02%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  11.06       7.88
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 5/21/02  11.60       8.32
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/28/02  11.93       8.95
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  12.24       8.43




                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 INDEXES
 S&P 500/2/                       10.87%  -2.30%    12.07%      12.19%



/1/ Lifetime results for Class A shares are measured from December 1, 1973, when Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the index(es) are measured from the date Capital Research and Management Company became the fund's investment adviser.
/2/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

The Growth Fund of America / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A     ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.29%   0.29%  0.29%  0.29%  0.29%   0.29%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    0.98   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.14    0.20   0.47   0.17   0.16    0.11
-------------------------------------------------------------------------------
 Total annual fund operating        0.68    1.47   1.51   0.96   0.70    0.40
 expenses/2/
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are up to 1.00% of the class' average net assets annually.
/2/ The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

                                        The Growth Fund of America / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.



            PAYMENTS TO AFFILIATED ENTITIES   PAYMENTS TO UNAFFILIATED ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------


* Payment amount depends on the date upon which services commenced.


EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $640    $780     $932      $1,373
--------------------------------------------------------------------
 Class R-1                        150     465      803       1,757
--------------------------------------------------------------------
 Class R-2                        154     477      824       1,802
--------------------------------------------------------------------
 Class R-3                         98     306      531       1,178
--------------------------------------------------------------------
 Class R-4                         72     224      390         871
--------------------------------------------------------------------
 Class R-5                         41     128      224         505
--------------------------------------------------------------------


* Reflects the maximum initial sales charge in the first year.

The Growth Fund of America / Prospectus

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.


OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are

                                        The Growth Fund of America / Prospectus
also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The  fund's   investment   adviser   attempts  to  reduce  these  risks  through
diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.



ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    11.95%   1.81%    14.79%      15.62%



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   11.01%     10.02%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  11.06       7.88
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 5/21/02  11.60       8.32
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/28/02  11.93       8.95
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  12.24       8.43



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES
 Lipper Capital Appreciation Funds     11.31%  -4.07%     9.43%      11.99%
  Index/2/
 Lipper Growth Funds Index/3/           9.24   -4.94      9.56       10.98
 Lipper Multi-Cap Growth Funds         11.26   -7.00      9.43       11.92
  Index/4/
 Lipper Multi-Cap Core Funds Index/5/  12.39   -0.07     11.13       11.68



/1/ Lifetime results for Class A shares are measured from December 1, 1973, when Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the index(es) are measured from the date Capital Research and Management Company became the fund's investment adviser.
/2/ Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/3/ Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that, by portfolio practice, invest in a variety of market capitalization ranges. Multi-cap core funds may invest in a wide variety of companies. These funds normally have an average price-to-earnings ratio when compared to the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

The Growth Fund of America / Prospectus

[begin pie chart]
INDUSTRY SECTOR DIVERSIFICATION AS OF AUGUST 31, 2005

Information technology               20.34%
Energy                               15.45%
Consumer discretionary               14.61%
Health care                          11.67%
Industrials                           8.27%
Other industries                     20.12%
Cash & equivalents                    9.54%

[end pie chart]



LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2005   PERCENT OF NET ASSETS
 Microsoft                                               2.03%
-----------------------------------------------------------------------
 Google                                                  2.02
-----------------------------------------------------------------------
 Lowe's Companies                                        1.86
-----------------------------------------------------------------------
 Target                                                  1.71
-----------------------------------------------------------------------
 Altria Group                                            1.69
-----------------------------------------------------------------------
 Schlumberger                                            1.57
-----------------------------------------------------------------------
 Time Warner                                             1.50
-----------------------------------------------------------------------
 Vodafone                                                1.38
-----------------------------------------------------------------------
 Burlington Resources                                    1.30
-----------------------------------------------------------------------
 Sanofi-Aventis                                          1.24
-----------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                        The Growth Fund of America / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's Board of Directors is contained in the fund's annual report to shareholders for the year ended August 31, 2005.


EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 equity holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each

The Growth Fund of America / Prospectus
calendar quarter-end) are located in the lower portion of this website page. These lists generally are posted to the website within 45 days from the end of the applicable month or quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s) and policies and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for The Growth Fund of America are:




                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 DONNALISA BARNUM            4 years         Senior Vice President,       Serves as an equity
                                             Capital Research Company     securities portfolio
                                                                          counselor
                                             Investment professional
                                             for 24 years in total; 19
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 GORDON CRAWFORD             14 years        Senior Vice President and    Serves as an equity
 Senior Vice President   (plus 16 years of   Director, Capital Research   securities portfolio
                         prior experience    and Management Company       counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 34 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------


                                       10

                                        The Growth Fund of America / Prospectus


                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 JAMES E. DRASDO             20 years        Senior Vice President and    Serves as an equity
                         (plus 9 years of    Director, Capital Research   securities portfolio
                         prior experience    and Management Company       counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 34 years in total; 28
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN              1 year         Vice President, Capital      Serves as an equity
                                             Research and Management      securities portfolio
                                             Company                      counselor

                                             Investment professional
                                             for 19 years in total; 15
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 GREGG E. IRELAND             1 year         Senior Vice President,       Serves as an equity
                                             Capital Research and         securities portfolio
                                             Management Company           counselor

                                             Investment professional
                                             for 32 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 MICHAEL T. KERR             7 years         Senior Vice President,       Serves as an equity
 Vice President          (plus 4 years of    Capital Research Company     securities portfolio
                         prior experience                                 counselor
                              as an          Investment professional
                        investment analyst   for 22 years in total; 20
                          for the fund)      years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------

                                       11

The Growth Fund of America / Prospectus




                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            12 years        Senior Vice President,       Serves as an equity
 President               (plus 6 years of    Capital Research and         securities portfolio
                         prior experience    Management Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 20 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         17 years        President and Director,      Serves as an equity
 Chairman of the Board   (plus 3 years of    Capital Research and         securities portfolio
                         prior experience    Management Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 35 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN         20 years        Chairman of the Board,       Serves as an equity
                                             Capital Research and         securities portfolio
                                             Management Company           counselor

                                             Investment professional
                                             for 41 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------



Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                        The Growth Fund of America / Prospectus

PURCHASE, EXCHANGE AND SALE OF SHARES

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans, such as CollegeAmerica./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.


Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

The Growth Fund of America / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from a fund in the American Funds (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

                                        The Growth Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

The Growth Fund of America / Prospectus

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

..    investments made by accounts that are part of certain  qualified  fee-based programs and that purchased Class A shares before March 15, 2001; and

..    certain rollover  investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                        The Growth Fund of America / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

     EMPLOYER-SPONSORED RETIREMENT PLANS

     Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     Employer-sponsored retirement plans not currently investing in Class A shares without a sales charge are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."


     Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

The Growth Fund of America / Prospectus

SALES CHARGE REDUCTIONS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

     CONCURRENT PURCHASES

     Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

     RIGHTS OF ACCUMULATION

     The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

     STATEMENT OF INTENTION

     You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                        The Growth Fund of America / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.



ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

..    rollovers to IRAs from 403(b) plans with Capital Bank and Trust  Company as custodian; and

..    rollovers to IRAs that are attributable to American Funds  investments,  if they meet the following three requirements:

     -- the retirement plan from which assets are being rolled over is part of an American Funds proprietary retirement plan program (such as PlanPremier, Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

     -- the plan's assets were invested in American Funds at the time of distribution; and

     -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

The Growth Fund of America / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.


The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                        The Growth Fund of America / Prospectus

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

The Growth Fund of America / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset       Net           (both
                                      value,     investment       realized      Total from
                                     beginning     income           and         investment
                                     of period     (loss)       unrealized)     operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                  $24.43       $ .21          $ 4.96          $ 5.17
Year ended 8/31/2004                   22.49         .05            1.90            1.95
Year ended 8/31/2003                   18.57         .06            3.88            3.94
Year ended 8/31/2002                   23.20         .04           (4.62)          (4.58)
Year ended 8/31/2001                   35.91         .15           (8.62)          (8.47)
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2005                   24.02        (.01)           4.87            4.86
Year ended 8/31/2004                   22.28        (.15)           1.89            1.74
Year ended 8/31/2003                   18.53        (.11)           3.87            3.76
Period from 6/6/2002 to 8/31/2002      21.08        (.03)          (2.52)          (2.55)
----------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2005                  24.01        (.01)           4.86            4.85
 Year ended 8/31/2004                  22.26        (.14)           1.89            1.75
Year ended 8/31/2003                   18.53        (.10)           3.86            3.76
 Period from 5/21/2002 to 8/31/2002    22.11        (.03)          (3.55)          (3.58)
----------------------------------------------------------------------------------------------


                                           DIVIDENDS AND DISTRIBUTIONS

                                     Dividends   Distributions      Total
                                     (from net       (from        dividends    Net asset
                                     investment     capital          and       value, end    Total
                                      income)       gains)      distributions  of period   return/3/
----------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                   $(.09)       $   --         $ (.09)       $29.51      21.20%
Year ended 8/31/2004                    (.01)           --           (.01)        24.43       8.65
Year ended 8/31/2003                    (.02)           --           (.02)        22.49      21.23
Year ended 8/31/2002                    (.05)           --           (.05)        18.57     (19.80)
Year ended 8/31/2001                    (.15)        (4.09)         (4.24)        23.20     (25.28)
----------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2005                      --            --             --         28.88      20.23
Year ended 8/31/2004                      --            --             --         24.02       7.81
Year ended 8/31/2003                    (.01)           --           (.01)        22.28      20.29
Period from 6/6/2002 to 8/31/2002         --            --             --         18.53     (12.10)
----------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2005                     --            --             --         28.86      20.20
 Year ended 8/31/2004                     --            --             --         24.01       7.86
Year ended 8/31/2003                    (.03)           --           (.03)        22.26      20.29
 Period from 5/21/2002 to 8/31/2002       --            --             --         18.53     (16.19)
----------------------------------------------------------------------------------------------------


                                                     Ratio of       Ratio of
                                                     expenses       expenses
                                                    to average      to average     Ratio of
                                                    net assets      net assets        net
                                      Net assets,     before          after        income
                                        end of         reim-          reim-        (loss) to
                                        period      bursements/    bursements/     average
                                     (in millions)    waivers       waivers/4/     net assets
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                    $67,793         .68%          .66%         .76%
Year ended 8/31/2004                     52,432         .70           .70          .20
Year ended 8/31/2003                     41,267         .76           .76          .28
Year ended 8/31/2002                     30,644         .75           .75          .18
Year ended 8/31/2001                     34,312         .71           .71          .56
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2005                        122        1.47          1.44         (.05)
Year ended 8/31/2004                         57        1.51          1.51         (.61)
Year ended 8/31/2003                         23        1.59          1.53         (.53)
Period from 6/6/2002 to 8/31/2002             1         .46           .36         (.16)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2005                      1,567        1.51          1.45         (.04)
Year ended 8/31/2004                        857        1.60          1.48         (.57)
Year ended 8/31/2003                        305        1.82          1.49         (.49)
Period from 5/21/2002 to 8/31/2002            8         .49           .42         (.17)
-----------------------------------------------------------------------------------------------


                                       23
The Growth Fund of America / Prospectus


                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset       Net           (both
                                      value,     investment       realized      Total from
                                     beginning     income           and         investment
                                     of period     (loss)       unrealized)     operations
----------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2005                 $24.18       $ .12          $ 4.91          $ 5.03
 Year ended 8/31/2004                  22.35        (.03)           1.88            1.85
Year ended 8/31/2003                   18.55        (.02)           3.86            3.84
 Period from 5/21/2002 to 8/31/2002    22.11        (.01)          (3.55)          (3.56)
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2005                   24.35         .19            4.94            5.13
Year ended 8/31/2004                   22.44         .05            1.90            1.95
Year ended 8/31/2003                   18.57         .05            3.87            3.92
Period from 5/28/2002 to 8/31/2002     22.01         .01           (3.45)          (3.44)
----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2005                  24.50         .28            4.97            5.25
 Year ended 8/31/2004                  22.52         .12            1.91            2.03
Year ended 8/31/2003                   18.58         .11            3.89            4.00
 Period from 5/15/2002 to 8/31/2002    22.40         .03           (3.85)          (3.82)


                                           DIVIDENDS AND DISTRIBUTIONS

                                     Dividends   Distributions      Total
                                     (from net       (from        dividends    Net asset
                                     investment     capital          and       value, end    Total
                                      income)       gains)      distributions  of period   return/3/
-----------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2005                  $(.06)           --         $ (.06)       $29.15      20.83%
 Year ended 8/31/2004                   (.02)           --           (.02)        24.18       8.28
Year ended 8/31/2003                    (.04)           --           (.04)        22.35      20.75
 Period from 5/21/2002 to 8/31/2002       --            --             --         18.55     (16.10)
-----------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2005                    (.13)           --           (.13)        29.35      21.15
Year ended 8/31/2004                    (.04)           --           (.04)        24.35       8.70
Year ended 8/31/2003                    (.05)           --           (.05)        22.44      21.19
Period from 5/28/2002 to 8/31/2002        --            --             --         18.57     (15.63)
-----------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2005                   (.19)           --           (.19)        29.56      21.52
 Year ended 8/31/2004                   (.05)           --           (.05)        24.50       9.02
Year ended 8/31/2003                    (.06)           --           (.06)        22.52      21.61
 Period from 5/15/2002 to 8/31/2002       --            --             --         18.58     (17.05)


                                                        Ratio of        Ratio of
                                                        expenses        expenses
                                                       to average      to average     Ratio of
                                                       net assets      net assets        net
                                       Net assets,       before           after        income
                                         end of           reim-           reim-       (loss) to
                                         period        bursements/     bursements/    average
                                      (in millions)      waivers       waivers/4/     net assets
-------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2005                   $ 6,389            .96%             .94%         .46%
 Year ended 8/31/2004                     3,148           1.05             1.05         (.14)
Year ended 8/31/2003                        743           1.11             1.11         (.11)
 Period from 5/21/2002 to 8/31/2002          11            .33              .31         (.06)
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2005                      8,032            .70              .68          .72
Year ended 8/31/2004                      3,320            .71              .71          .20
Year ended 8/31/2003                        401            .74              .74          .26
Period from 5/28/2002 to 8/31/2002            3            .25              .20          .05
--------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2005                     3,204            .40              .38         1.02
 Year ended 8/31/2004                     1,179            .41              .41          .50
Year ended 8/31/2003                        297            .43              .43          .56
 Period from 5/15/2002 to 8/31/2002          95            .13              .13          .14




                                           YEAR ENDED AUGUST 31
                           2005      2004      2003      2002      2001
-----------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        20%       19%       25%       30%       36%
OF SHARES


/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/  Based on average shares outstanding.
/3/  Total returns exclude all sales charges.

/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.

                                        The Growth Fund of America / Prospectus

NOTES


                                       25

The Growth Fund of America / Prospectus

NOTES

                                        The Growth Fund of America / Prospectus

NOTES


                                       27

The Growth Fund of America / Prospectus

NOTES


                                       28

                                        The Growth Fund of America / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/


        FOR SHAREHOLDER SERVICES      American Funds Service Company
                                      800/421-0180

        FOR RETIREMENT PLAN SERVICES  Call your employer or plan administrator

        FOR DEALER SERVICES           American Funds Distributors
                                      800/421-9900


        FOR 24-HOUR INFORMATION       americanfunds.com
                                      For Class R share information, visit
                                      AmericanFundsRetirement.com

        Telephone conversations may be recorded or monitored
        for verification, recordkeeping and quality-assurance
        purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, CA 94120.



[logo - recycled bug]




Printed on recycled paper
RPGEPR-905-1105P Litho in USA CGD/MC/8033   Investment Company File No. 811-862
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International Capital Guardian      Capital Bank and Trust




THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds/(R)/]            The right choice for the long term/(R)/




The Growth Fund
of America/(R)/


RETIREMENT PLAN
PROSPECTUS





November 1, 2005






TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
16    Sales charges
18    Sales charge reductions
19    Rollovers from retirement plans to IRAs
20    Plans of distribution
21    Other compensation to dealers
22    Distributions and taxes
23    Financial highlights




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.



CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]


'95     29.80
'96     14.84
'97     26.86
'98     31.78
'99     45.70
'00      7.49
'01    -12.28
'02    -22.02
'03     32.90
'04     11.95

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST              27.17%  (quarter ended December 31, 1998)
LOWEST              -20.61%  (quarter ended September 30, 2001)


The fund's total return for the nine months ended September 30, 2005, was 8.73%.

                                        The Growth Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:


..    Class A share  results  reflect the maximum  initial sales charge of 5.75%.
     This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

..    Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    5.50%    0.61%    14.11%      15.40%



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   11.01%     10.02%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  11.06       7.88
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 5/21/02  11.60       8.32
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/28/02  11.93       8.95
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  12.24       8.43




                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 INDEXES
 S&P 500/2/                       10.87%  -2.30%    12.07%      12.19%



/1/ Lifetime results for Class A shares are measured from December 1, 1973, when Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the index(es) are measured from the date Capital Research and Management Company became the fund's investment adviser.
/2/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

The Growth Fund of America / Prospectus

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A     ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.29%   0.29%  0.29%  0.29%  0.29%   0.29%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    0.98   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.14    0.20   0.47   0.17   0.16    0.11
-------------------------------------------------------------------------------
 Total annual fund operating        0.68    1.47   1.51   0.96   0.70    0.40
 expenses/2/
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are up to 1.00% of the class' average net assets annually.
/2/ The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

                                        The Growth Fund of America / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.



            PAYMENTS TO AFFILIATED ENTITIES   PAYMENTS TO UNAFFILIATED ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------


* Payment amount depends on the date upon which services commenced.


EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $640    $780     $932      $1,373
--------------------------------------------------------------------
 Class R-1                        150     465      803       1,757
--------------------------------------------------------------------
 Class R-2                        154     477      824       1,802
--------------------------------------------------------------------
 Class R-3                         98     306      531       1,178
--------------------------------------------------------------------
 Class R-4                         72     224      390         871
--------------------------------------------------------------------
 Class R-5                         41     128      224         505
--------------------------------------------------------------------


* Reflects the maximum initial sales charge in the first year.

The Growth Fund of America / Prospectus

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.


OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are

                                        The Growth Fund of America / Prospectus
also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The  fund's   investment   adviser   attempts  to  reduce  these  risks  through
diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.



ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    11.95%   1.81%    14.79%      15.62%



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   11.01%     10.02%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02  11.06       7.88
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 5/21/02  11.60       8.32
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/28/02  11.93       8.95
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  12.24       8.43



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES
 Lipper Capital Appreciation Funds     11.31%  -4.07%     9.43%      11.99%
  Index/2/
 Lipper Growth Funds Index/3/           9.24   -4.94      9.56       10.98
 Lipper Multi-Cap Growth Funds         11.26   -7.00      9.43       11.92
  Index/4/
 Lipper Multi-Cap Core Funds Index/5/  12.39   -0.07     11.13       11.68



/1/ Lifetime results for Class A shares are measured from December 1, 1973, when Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold. Lifetime results for the index(es) are measured from the date Capital Research and Management Company became the fund's investment adviser.
/2/ Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/3/ Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that, by portfolio practice, invest in a variety of market capitalization ranges. Multi-cap core funds may invest in a wide variety of companies. These funds normally have an average price-to-earnings ratio when compared to the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

The Growth Fund of America / Prospectus

[begin pie chart]
INDUSTRY SECTOR DIVERSIFICATION AS OF AUGUST 31, 2005

Information technology               20.34%
Energy                               15.45%
Consumer discretionary               14.61%
Health care                          11.67%
Industrials                           8.27%
Other industries                     20.12%
Cash & equivalents                    9.54%

[end pie chart]



LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2005   PERCENT OF NET ASSETS
 Microsoft                                               2.03%
-----------------------------------------------------------------------
 Google                                                  2.02
-----------------------------------------------------------------------
 Lowe's Companies                                        1.86
-----------------------------------------------------------------------
 Target                                                  1.71
-----------------------------------------------------------------------
 Altria Group                                            1.69
-----------------------------------------------------------------------
 Schlumberger                                            1.57
-----------------------------------------------------------------------
 Time Warner                                             1.50
-----------------------------------------------------------------------
 Vodafone                                                1.38
-----------------------------------------------------------------------
 Burlington Resources                                    1.30
-----------------------------------------------------------------------
 Sanofi-Aventis                                          1.24
-----------------------------------------------------------------------



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                        The Growth Fund of America / Prospectus

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's Board of Directors is contained in the fund's annual report to shareholders for the year ended August 31, 2005.


EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 equity holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each

The Growth Fund of America / Prospectus
calendar quarter-end) are located in the lower portion of this website page. These lists generally are posted to the website within 45 days from the end of the applicable month or quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s) and policies and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for The Growth Fund of America are:




                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 DONNALISA BARNUM            4 years         Senior Vice President,       Serves as an equity
                                             Capital Research Company     securities portfolio
                                                                          counselor
                                             Investment professional
                                             for 24 years in total; 19
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 GORDON CRAWFORD             14 years        Senior Vice President and    Serves as an equity
 Senior Vice President   (plus 16 years of   Director, Capital Research   securities portfolio
                         prior experience    and Management Company       counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 34 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------


                                       10

                                        The Growth Fund of America / Prospectus


                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 JAMES E. DRASDO             20 years        Senior Vice President and    Serves as an equity
                         (plus 9 years of    Director, Capital Research   securities portfolio
                         prior experience    and Management Company       counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 34 years in total; 28
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN              1 year         Vice President, Capital      Serves as an equity
                                             Research and Management      securities portfolio
                                             Company                      counselor

                                             Investment professional
                                             for 19 years in total; 15
                                             years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------
 GREGG E. IRELAND             1 year         Senior Vice President,       Serves as an equity
                                             Capital Research and         securities portfolio
                                             Management Company           counselor

                                             Investment professional
                                             for 32 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 MICHAEL T. KERR             7 years         Senior Vice President,       Serves as an equity
 Vice President          (plus 4 years of    Capital Research Company     securities portfolio
                         prior experience                                 counselor
                              as an          Investment professional
                        investment analyst   for 22 years in total; 20
                          for the fund)      years with Capital
                                             Research and Management
                                             Company or affiliate
-------------------------------------------------------------------------------------------------

                                       11

The Growth Fund of America / Prospectus




                                             PRIMARY TITLE WITH           PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER           COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)               ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT               MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                   OF THE FUND
-------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            12 years        Senior Vice President,       Serves as an equity
 President               (plus 6 years of    Capital Research and         securities portfolio
                         prior experience    Management Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 20 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         17 years        President and Director,      Serves as an equity
 Chairman of the Board   (plus 3 years of    Capital Research and         securities portfolio
                         prior experience    Management Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 35 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN         20 years        Chairman of the Board,       Serves as an equity
                                             Capital Research and         securities portfolio
                                             Management Company           counselor

                                             Investment professional
                                             for 41 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
-------------------------------------------------------------------------------------------------



Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                        The Growth Fund of America / Prospectus

PURCHASE, EXCHANGE AND SALE OF SHARES

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans, such as CollegeAmerica./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.


Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

The Growth Fund of America / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from a fund in the American Funds (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

                                        The Growth Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

The Growth Fund of America / Prospectus

SALES CHARGES

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

..    investments made by accounts that are part of certain  qualified  fee-based programs and that purchased Class A shares before March 15, 2001; and

..    certain rollover  investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                        The Growth Fund of America / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

     EMPLOYER-SPONSORED RETIREMENT PLANS

     Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     Employer-sponsored retirement plans not currently investing in Class A shares without a sales charge are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."


     Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

The Growth Fund of America / Prospectus

SALES CHARGE REDUCTIONS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

     CONCURRENT PURCHASES

     Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

     RIGHTS OF ACCUMULATION

     The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

     STATEMENT OF INTENTION

     You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                        The Growth Fund of America / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.



ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

..    rollovers to IRAs from 403(b) plans with Capital Bank and Trust  Company as custodian; and

..    rollovers to IRAs that are attributable to American Funds  investments,  if they meet the following three requirements:

     -- the retirement plan from which assets are being rolled over is part of an American Funds proprietary retirement plan program (such as PlanPremier, Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

     -- the plan's assets were invested in American Funds at the time of distribution; and

     -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

The Growth Fund of America / Prospectus

PLANS OF DISTRIBUTION

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.


The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                        The Growth Fund of America / Prospectus

OTHER COMPENSATION TO DEALERS

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

The Growth Fund of America / Prospectus

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.


PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset       Net           (both
                                      value,     investment       realized      Total from
                                     beginning     income           and         investment
                                     of period     (loss)       unrealized)     operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                  $24.43       $ .21          $ 4.96          $ 5.17
Year ended 8/31/2004                   22.49         .05            1.90            1.95
Year ended 8/31/2003                   18.57         .06            3.88            3.94
Year ended 8/31/2002                   23.20         .04           (4.62)          (4.58)
Year ended 8/31/2001                   35.91         .15           (8.62)          (8.47)
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2005                   24.02        (.01)           4.87            4.86
Year ended 8/31/2004                   22.28        (.15)           1.89            1.74
Year ended 8/31/2003                   18.53        (.11)           3.87            3.76
Period from 6/6/2002 to 8/31/2002      21.08        (.03)          (2.52)          (2.55)
----------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2005                  24.01        (.01)           4.86            4.85
 Year ended 8/31/2004                  22.26        (.14)           1.89            1.75
Year ended 8/31/2003                   18.53        (.10)           3.86            3.76
 Period from 5/21/2002 to 8/31/2002    22.11        (.03)          (3.55)          (3.58)
----------------------------------------------------------------------------------------------


                                           DIVIDENDS AND DISTRIBUTIONS

                                     Dividends   Distributions      Total
                                     (from net       (from        dividends    Net asset
                                     investment     capital          and       value, end    Total
                                      income)       gains)      distributions  of period   return/3/
----------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                   $(.09)       $   --         $ (.09)       $29.51      21.20%
Year ended 8/31/2004                    (.01)           --           (.01)        24.43       8.65
Year ended 8/31/2003                    (.02)           --           (.02)        22.49      21.23
Year ended 8/31/2002                    (.05)           --           (.05)        18.57     (19.80)
Year ended 8/31/2001                    (.15)        (4.09)         (4.24)        23.20     (25.28)
----------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2005                      --            --             --         28.88      20.23
Year ended 8/31/2004                      --            --             --         24.02       7.81
Year ended 8/31/2003                    (.01)           --           (.01)        22.28      20.29
Period from 6/6/2002 to 8/31/2002         --            --             --         18.53     (12.10)
----------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 8/31/2005                     --            --             --         28.86      20.20
 Year ended 8/31/2004                     --            --             --         24.01       7.86
Year ended 8/31/2003                    (.03)           --           (.03)        22.26      20.29
 Period from 5/21/2002 to 8/31/2002       --            --             --         18.53     (16.19)
----------------------------------------------------------------------------------------------------


                                                     Ratio of       Ratio of
                                                     expenses       expenses
                                                    to average      to average     Ratio of
                                                    net assets      net assets        net
                                      Net assets,     before          after        income
                                        end of         reim-          reim-        (loss) to
                                        period      bursements/    bursements/     average
                                     (in millions)    waivers       waivers/4/     net assets
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2005                    $67,793         .68%          .66%         .76%
Year ended 8/31/2004                     52,432         .70           .70          .20
Year ended 8/31/2003                     41,267         .76           .76          .28
Year ended 8/31/2002                     30,644         .75           .75          .18
Year ended 8/31/2001                     34,312         .71           .71          .56
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2005                        122        1.47          1.44         (.05)
Year ended 8/31/2004                         57        1.51          1.51         (.61)
Year ended 8/31/2003                         23        1.59          1.53         (.53)
Period from 6/6/2002 to 8/31/2002             1         .46           .36         (.16)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2005                      1,567        1.51          1.45         (.04)
Year ended 8/31/2004                        857        1.60          1.48         (.57)
Year ended 8/31/2003                        305        1.82          1.49         (.49)
Period from 5/21/2002 to 8/31/2002            8         .49           .42         (.17)
-----------------------------------------------------------------------------------------------


                                       23
The Growth Fund of America / Prospectus


                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset       Net           (both
                                      value,     investment       realized      Total from
                                     beginning     income           and         investment
                                     of period     (loss)       unrealized)     operations
----------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2005                 $24.18       $ .12          $ 4.91          $ 5.03
 Year ended 8/31/2004                  22.35        (.03)           1.88            1.85
Year ended 8/31/2003                   18.55        (.02)           3.86            3.84
 Period from 5/21/2002 to 8/31/2002    22.11        (.01)          (3.55)          (3.56)
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2005                   24.35         .19            4.94            5.13
Year ended 8/31/2004                   22.44         .05            1.90            1.95
Year ended 8/31/2003                   18.57         .05            3.87            3.92
Period from 5/28/2002 to 8/31/2002     22.01         .01           (3.45)          (3.44)
----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2005                  24.50         .28            4.97            5.25
 Year ended 8/31/2004                  22.52         .12            1.91            2.03
Year ended 8/31/2003                   18.58         .11            3.89            4.00
 Period from 5/15/2002 to 8/31/2002    22.40         .03           (3.85)          (3.82)


                                           DIVIDENDS AND DISTRIBUTIONS

                                     Dividends   Distributions      Total
                                     (from net       (from        dividends    Net asset
                                     investment     capital          and       value, end    Total
                                      income)       gains)      distributions  of period   return/3/
-----------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2005                  $(.06)           --         $ (.06)       $29.15      20.83%
 Year ended 8/31/2004                   (.02)           --           (.02)        24.18       8.28
Year ended 8/31/2003                    (.04)           --           (.04)        22.35      20.75
 Period from 5/21/2002 to 8/31/2002       --            --             --         18.55     (16.10)
-----------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2005                    (.13)           --           (.13)        29.35      21.15
Year ended 8/31/2004                    (.04)           --           (.04)        24.35       8.70
Year ended 8/31/2003                    (.05)           --           (.05)        22.44      21.19
Period from 5/28/2002 to 8/31/2002        --            --             --         18.57     (15.63)
-----------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2005                   (.19)           --           (.19)        29.56      21.52
 Year ended 8/31/2004                   (.05)           --           (.05)        24.50       9.02
Year ended 8/31/2003                    (.06)           --           (.06)        22.52      21.61
 Period from 5/15/2002 to 8/31/2002       --            --             --         18.58     (17.05)


                                                        Ratio of        Ratio of
                                                        expenses        expenses
                                                       to average      to average     Ratio of
                                                       net assets      net assets        net
                                       Net assets,       before           after        income
                                         end of           reim-           reim-       (loss) to
                                         period        bursements/     bursements/    average
                                      (in millions)      waivers       waivers/4/     net assets
-------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 8/31/2005                   $ 6,389            .96%             .94%         .46%
 Year ended 8/31/2004                     3,148           1.05             1.05         (.14)
Year ended 8/31/2003                        743           1.11             1.11         (.11)
 Period from 5/21/2002 to 8/31/2002          11            .33              .31         (.06)
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2005                      8,032            .70              .68          .72
Year ended 8/31/2004                      3,320            .71              .71          .20
Year ended 8/31/2003                        401            .74              .74          .26
Period from 5/28/2002 to 8/31/2002            3            .25              .20          .05
--------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2005                     3,204            .40              .38         1.02
 Year ended 8/31/2004                     1,179            .41              .41          .50
Year ended 8/31/2003                        297            .43              .43          .56
 Period from 5/15/2002 to 8/31/2002          95            .13              .13          .14




                                           YEAR ENDED AUGUST 31
                           2005      2004      2003      2002      2001
-----------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        20%       19%       25%       30%       36%
OF SHARES


/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/  Based on average shares outstanding.
/3/  Total returns exclude all sales charges.

/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.

                                        The Growth Fund of America / Prospectus

NOTES


                                       25

The Growth Fund of America / Prospectus

NOTES

                                        The Growth Fund of America / Prospectus

NOTES


                                       27

The Growth Fund of America / Prospectus

NOTES


                                       28

                                        The Growth Fund of America / Prospectus

[logo - American Funds/(R)/]            The right choice for the long term/(R)/


        FOR SHAREHOLDER SERVICES      American Funds Service Company
                                      800/421-0180

        FOR RETIREMENT PLAN SERVICES  Call your employer or plan administrator

        FOR DEALER SERVICES           American Funds Distributors
                                      800/421-9900


        FOR 24-HOUR INFORMATION       americanfunds.com
                                      For Class R share information, visit
                                      AmericanFundsRetirement.com

        Telephone conversations may be recorded or monitored
        for verification, recordkeeping and quality-assurance
        purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, CA 94120.



[logo - recycled bug]




Printed on recycled paper
RPGEPR-905-1105P Litho in USA CGD/MC/8033   Investment Company File No. 811-862
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International Capital Guardian      Capital Bank and Trust







                        The Growth Fund of America, Inc.

                                     Part C
                                Other Information


Item 23.     Exhibits for Registration Statement
             (1940 Act No. 811-862 and 1933 Act. No. 2-14728)

(a) Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 69 filed 1/5/00, No. 72 filed 3/8/01, No. 74 filed 2/14/02, No. 77 filed 10/31/03 and No. 78 filed 11/1/04)

(b)  By-laws as amended 5/24/05

(c) Form of share certificate - previously filed (see P/E Amendment No. 72 filed 3/8/01)

(d)  Form of Investment Advisory and Service Agreement as amended 9/1/05

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 74 filed 2/14/02); form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares only)); and form of Institutional Selling Group Agreement (see P/E Amendment No. 78 filed 11/1/04)

(f) Bonus or profit sharing contracts - Deferred Compensation Plan as amended 1/1/04 - previously filed (see P/E Amendment No. 78 filed 11/1/04)

(g-1) Form of Global Custody Agreement - previously filed (see P/E Amendment No.
      73 filed 10/29/01)

(g-2) Form of State Street Bank and Trust Company Supplemental Agreement

(h-1) Form of  Amended  and  Restated  Administrative  Service  Agreement  dated
      10/1/05

(h-2) Amended Shareholder Services Agreement dated April 1, 2003 - previously filed (see P/E Amendment No. 78 filed 11/1/04)

(h-3) Form of  Indemnification  Agreement dated July 1, 2004 - previously  filed
     (see P/E Amendment No. 78 filed 11/1/04)

(i)  Legal Opinion - previously filed (see P/E Amendment No. 75 filed 5/13/02)

(j)  Consent of Independent Registered Public Accounting Firm

(k)  Omitted financial statements - none

(l)  Initial capital agreements - not applicable to this filing



                     The Growth Fund of America, Inc. -- C-1

(m) Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 65 filed 10/31/97); Class 529-A - previously filed (see P/E Amendment No. 74 filed 2/14/02); Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 74 filed 2/14/02)

(o)  Reserved

(p) Codes of Ethics for The Capital Group Companies dated July 2005 and Code of Ethics for Registrant dated December 2004


Item 24.     Persons Controlled by or under Common Control the Fund

             None


Item 25.     Indemnification

     The Registrant is a joint-insured under Investment Adviser/Mutual fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Article VII of the Registrant's Articles of Incorporation and Article V of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its directors who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     The Growth Fund of America, Inc. -- C-2

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9,
1972) and 11330 (September 4, 1980).


Item 26.     Business and Other Connections of the Investment Adviser

             None


Item 27.     Principal Underwriters

     (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       William C. Anderson                      Regional Vice President                               None
       7780 Boylston Court
       Dublin, OH 43016

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       982 Wayson Way
       Davidsonville, MD 21035


                     The Growth Fund of America, Inc. -- C-3


(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None


                     The Growth Fund of America, Inc. -- C-4


(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Vice President                                        None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Matthew C. Carlisle                      Regional Vice President                               None
       100 Oakmont Lane, #409
       Belleair, FL 33756

       Damian F. Carroll                        Vice President                                        None
       40 Ten Acre Road
       New Britain, CT 06052

       James D. Carter                          Regional Vice President                               None
       401 Bridle Court
       Chesapeake, VA 23323

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       999 Green Oaks Drive
       Greenwood Village, CO 80121

       Christopher J. Cassin                    Senior Vice President                                 None
       120 E. Ogden Ave., Suite 106
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Senior Vice President                       None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072


                     The Growth Fund of America, Inc. -- C-5



(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Paul A. Cieslik                          Regional Vice President                               None
       90 Northington Drive
       Avon, CT 06001

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       4036 Ambassador Circle
       Williamsburg, VA 23188

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Vice President                                        None
       2990 Topaz Lane
       Carmel, IN 46032


                     The Growth Fund of America, Inc. -- C-6


(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Daniel J. Delianedis                     Senior Vice President                                 None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

L      James W. DeLouise                        Assistant Vice President                              None

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Lane
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

       Lori A. Deuberry                         Regional Vice President                               None
       130 Aurora Street
       Hudson, OH 44236

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037

N      Dean M. Dolan                            Vice President                                        None

L      Hedy B. Donahue                          Assistant Vice President                              None

L      Michael J. Downer                        Director, Secretary                                   None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

I      Lloyd G. Edwards                         Senior Vice President                                 None


                     The Growth Fund of America, Inc. -- C-7



(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Timothy L. Ellis                         Senior Vice President                                 None
       4001 Dogwood Drive
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       29 Overlook Road
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

L      Earl C. Gottschalk                       Vice President                                        None

       Jeffrey J. Greiner                       Senior Vice President                                 None
       8250-A Estates Parkway
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None


                     The Growth Fund of America, Inc. -- C-8




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Derek S. Hansen                          Vice President                                        None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor Drive
       Weddington, NC 28104

       Robert J. Hartig, Jr.                    Vice President                                        None
       13563 Marjac Way
       McCordsville, IN 46055

L      Linda M. Hines                           Vice President                                        None

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Vice President                                        None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       13 Prince Royal Passage
       Corte Madera, CA 94925

       Robert S. Irish                          Senior Vice President                                 None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None

L      Marc J. Kaplan                           Assistant Vice President                              None


                     The Growth Fund of America, Inc. -- C-9



(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

       Brian G. Kelly                           Regional Vice President                               None
       76 Daybreak Road
       Southport, CT 06890

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

N      Dorothy Klock                            Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       Christopher F. Lanzafame                 Regional Vice President                               None
       19365 Lovall Valley Court
       Sonoma, CA 95476

       Patricia D. Lathrop                      Regional Vice President                               None
       822 Monterey Blvd., NE
       St. Petersburg, FL 33704

       R. Andrew LeBlanc                        Vice President                                        None
       78 Eton Road
       Garden City, NY 11530

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None


                                    The Growth Fund of America, Inc. -- C-10



(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Louis K. Linquata                        Vice President                                        None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      Paul R. Mayeda                           Assistant Vice President                              None

L      Eleanor P. Maynard                       Vice President                                        None

L      Christopher McCarthy                     Vice President                                        None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       370 Central Road
       Rye Beach, NH 03870

       Charles L. Mitsakos                      Regional Vice President                               None
       3017 11th Avenue West
       Seattle, WA 98119

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381


                                    The Growth Fund of America, Inc. -- C-11




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       David H. Morrison                        Regional Vice President                               None
       7021 North Stratton Court
       Peoria, IL 61615

       Andrew J. Moscardini                     Regional Vice President                               None
       832 Coldwater Creek Circle
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None

       Eric P. Olson                            Senior Vice President                                 None
       27 Main Street
       Topsfield, MA 01983

       Jeffrey A. Olson                         Regional Vice President                               None
       2708 88th St. Court, NW
       Gig Harbor, WA 98332

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558


                                    The Growth Fund of America, Inc. -- C-12




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       Raleigh G. Peters                        Regional Vice President                               None
       1439 Byrd Drive
       Berwyn, PA 19312

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

       John Pinto                               Regional Vice President                               None
       226 Country Club Drive
       Lansdale, PA 19446

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

S      John W. Rankin                           Regional Vice President                               None

       Jennifer D. Rasner                       Regional Vice President                               None
       11940 Baypoint Drive
       Burnsville, MN 55337

       Mark S. Reischmann                       Regional Vice President                               None
       4125 Hermitage Drive
       Colorado Springs, CO 80906

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521


                                    The Growth Fund of America, Inc. -- C-13




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      James F. Rothenberg                      Director                                          Vice Chairman
                                                                                                  of the Board

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Director, Senior Vice President,                      None
                                                Chief Compliance Officer

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6868 Meadow Glen Drive
       Westerville, OH 43082

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601


                                    The Growth Fund of America, Inc. -- C-14




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

S      Sherrie L. Senft                         Vice President                                        None

       James J. Sewell III                      Regional Vice President                               None
       415 East Holyoke Place
       Claremont, CA 91711

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None


L      Michael J. Sheldon                       Vice President                                        None

       Frederic J. Shipp                        Regional Vice President                               None
       1352 Sanjo Farms Drive
       Chesapeake, VA 23320

L      Katharine J. Shoemaker                   Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       3734 North Greenview Avenue
       Chicago, IL 60613

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       Nathan W. Simmons                        Regional Vice President                               None
       496 Dogwood Trail
       Quincy, FL 32352

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None





                                    The Growth Fund of America, Inc. -- C-15




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       J. Eric Snively                          Regional Vice President                               None
       2548 Violet Street
       Glenview, IL 60025

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Vice President                                        None

       Mark D. Steburg                          Regional Vice President                               None
       12508 160th Avenue Southeast
       Renton, WA 98059

B      Raymond Stein                            Assistant Vice President                              None

       Michael P. Stern                         Regional Vice President                               None
       213 Aptos Place
       Danville, CA 94526

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451


                                    The Growth Fund of America, Inc. -- C-16




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Craig R. Strauser                        Senior Vice President                                 None
       13160 Princeton Court
       Lake Oswego, OR  97035

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Vice President                                        None

L      Drew W. Taylor                           Assistant Vice President                              None

L      Larry I. Thatt                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       103 E. Blithedale Avenue
       Mill Valley, CA  94941

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                      Senior Vice President

       Gerald J. Voss                           Regional Vice President                               None
       1009 Ridge Road
       Sioux Falls, SD 57105


                                    The Growth Fund of America, Inc. -- C-17




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

L      A. Jordan Wallens                        Regional Vice President                               None
       1501 Maple Avenue, #602
       Evanston, IL 60201

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       4444 Riverside Drive, Suite 110
       Burbank, CA 91505-4048

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None
       261 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Steven C. Wilson                         Regional Vice President                               None
       83 Kaydeross Park Road
       Saratoga Springs, NY 12866


                                    The Growth Fund of America, Inc. -- C-18




(b)          (1)                                        (2)                                           (3)
       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                          with Underwriter                                with Registrant

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

       Marshall D. Wingo                        Director, Senior Vice President                       None
       Promenade Two, 25th Floor
       1230 Peachtree Street, N.E.
       Atlanta, GA 30309

       Kurt A. Wuestenberg                      Vice President                                        None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       463 Olympia Drive
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland


(c)      None


                                    The Growth Fund of America, Inc. -- C-19

Item 28.     Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071 and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101.


Item 29.     Management Services

             None


Item 30.     Undertakings

             n/a

                                    The Growth Fund of America, Inc. -- C-20

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 27th day of October, 2005.

                                    THE GROWTH FUND OF AMERICA, INC.

                                    By  /s/ Patrick F. Quan
                                        --------------------------
                                        Patrick F. Quan, Secretary



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below on October 27, 2005 by the following persons in the capacities indicated.



           Signature                            Title

(1) Principal Executive Officer:

      /s/ James F. Rothenberg                   Vice Chairman of the Board
      -----------------------
      (James F. Rothenberg)


(2) Principal Financial Officer and Principal Accounting Officer:

     /s/ Sheryl F. Johnson                      Treasurer
     ------------------------
     (Sheryl F. Johnson)


(3) Directors:

         Joseph C. Berenato*                    Director
         Robert J. Denison*                     Director
         Robert A. Fox*                         Director
         Leonade D. Jones*                      Director
         John G. McDonald*                      Director
         Gail L. Neale*                         Director

   /s/ Donald D. O'Neal                         President
   ------------------------
   (Donald D. O'Neal)


     Henry E. Riggs*                            Chairman of the Board
                                                (Independent and Non-Executive)


     /s/ James F. Rothenberg                    Vice Chairman of the Board
     ------------------------
     (James F. Rothenberg)


     Patricia K. Woolf*                         Director



*By  /s/ Patrick F. Quan
     ------------------------
     Patrick F. Quan, pursuant to a power of attorney filed herewith

     Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

                                    /s/ Donald H. Rolfe
                                    ------------------------------
                                    Donald H. Rolfe, Counsel


                    The Growth Fund of America, Inc. -- C-21

                                POWER OF ATTORNEY


     I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

   -     Fundamental Investors, Inc.
   -     The Growth Fund of America, Inc.
   -     The New Economy Fund
   -     SMALLCAP World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               Sheryl F. Johnson
        Chad L. Norton                                 David A. Pritchett
        Patrick F. Quan
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Carson, CA , this 6th day of July, 2005.
                   (City, State)




                                    /s/ Joseph C. Berenato
                                    --------------------------------
                                    Joseph C. Berenato, Board member


                    The Growth Fund of America, Inc. -- C-22

                                POWER OF ATTORNEY


     I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

  -     Endowments
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               Sheryl F. Johnson
        Chad L. Norton                                 Susi M. Silverman
        Patrick F. Quan
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Santa Fe, NM , this 6th day of July, 2005.
                  (City, State)




                                    /s/ Robert J. Denison
                                    -------------------------------
                                    Robert J. Denison, Board member


                    The Growth Fund of America, Inc. -- C-23

                                POWER OF ATTORNEY


     I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):


  -     American Balanced Fund, Inc.
  -     EuroPacific Growth Fund
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.
  -     The Income Fund of America, Inc.
  -     New Perspective Fund, Inc.
  -     New World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               R. Marcia Gould
        Chad L. Norton                                 Sheryl F. Johnson
        Patrick F. Quan
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at   Reno, NV, this    20th    day of July, 2005.
                    (City, State)




                                    /s/ Robert A. Fox
                                    ---------------------------
                                    Robert A. Fox, Board member


                    The Growth Fund of America, Inc. -- C-24

                                POWER OF ATTORNEY


     I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

  -     American Balanced Fund, Inc.
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.
  -     The Income Fund of America, Inc.
  -     The New Economy Fund
  -     SMALLCAP World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               R. Marcia Gould
        Chad L. Norton                                 Sheryl F. Johnson
        Patrick F. Quan                                David A. Pritchett
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Washington, DC, this 12th day of July, 2005.
                    (City, State)




                                    /s/ Leonade D. Jones
                                    ------------------------------
                                    Leonade D. Jones, Board member


                    The Growth Fund of America, Inc. -- C-25

                                POWER OF ATTORNEY


     I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

  -     American Balanced Fund, Inc.
  -     EuroPacific Growth Fund
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.
  -     The Income Fund of America, Inc.
  -     The Investment Company of America
  -     New Perspective Fund, Inc.
  -     New World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               R. Marcia Gould
        Chad L. Norton                                 Sheryl F. Johnson
        Patrick F. Quan
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Stanford, CA, this 5th day of July, 2005.
                    (City, State)



                                    /s/ John G. McDonald
                                    ------------------------------
                                    John G. McDonald, Board member


                    The Growth Fund of America, Inc. -- C-26

                                POWER OF ATTORNEY


     I, Gail L. Neale, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

  -     Capital Income Builder, Inc.
  -     Capital World Growth and Income Fund, Inc.
  -     Endowments
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               Sheryl F. Johnson
        Chad L. Norton                                 Susi M. Silverman
        Patrick F. Quan
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Burlington, VT, this 6th day of July, 2005.
                    (City, State)




                                    /s/ Gail L. Neale
                                    ---------------------------
                                    Gail L. Neale, Board member


                    The Growth Fund of America, Inc. -- C-27

                                POWER OF ATTORNEY


     I, Henry E. Riggs, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

  -     American Balanced Fund, Inc.
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.
  -     The Income Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


         Vincent P. Corti                               Sheryl F. Johnson
         Chad L. Norton                                 Dayna G. Yamabe
         Patrick F. Quan
         Julie F. Williams
         Rodney S. Kiemele
         Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Stanford, CA, this 6th day of July, 2005.
                   (City, State)




                                    /s/ Henry E. Riggs
                                    ----------------------------
                                    Henry E. Riggs, Board member


                    The Growth Fund of America, Inc. -- C-28

                                POWER OF ATTORNEY


     I, Patricia K. Woolf, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

  -     American Balanced Fund, Inc.
  -     Fundamental Investors, Inc.
  -     The Growth Fund of America, Inc.
  -     The Income Fund of America, Inc.
  -     The New Economy Fund
  -     SMALLCAP World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint


        Vincent P. Corti                               R. Marcia Gould
        Chad L. Norton                                 Sheryl F. Johnson
        Patrick F. Quan                                David A. Pritchett
        Julie F. Williams
        Rodney S. Kiemele
        Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

        EXECUTED at Princeton, NJ, this 17th day of July, 2005.
                    (City, State)




                                    /s/ Patricia K. Woolf
                                    -------------------------------
                                    Patricia K. Woolf, Board member


                    The Growth Fund of America, Inc. -- C-29